NATIONS

FUND

FIXED

INCOME

FUNDS

Semi-Annual Report For The Period Ended September 30, 1996


                                                      [NATIONS FUND LOGO]

  NOT                    MAY LOSE VALUE
  FDIC-
  INSURED                NO BANK GUARANTEE

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS, INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUND INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

NATIONS FUND

DEAR SHAREHOLDER:

Financial assets, particularly U.S. equity securities, have continued to produce solid returns through the first nine months of 1996. As we anticipated six months ago, the returns have been less spectacular than in 1995 and have been accompanied by greater volatility. After selling off sharply in the first part of the year, taxable bonds have traded in a broad range for the past six months. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts. International equity securities have produced positive returns, although these equities have generally lagged their domestic counterparts.

Throughout the current year, investors have had no lack of issues to worry about -- the level of economic activity, Federal Reserve Board (the "Fed") policies, corporate profits, inflation and domestic politics. Despite the periodic worries, none of these issues have manifested themselves into overwhelming problems. The economy has neither accelerated at an unacceptable pace, nor fallen into recession. The Fed's policies have been steady. Corporate profits have not achieved 1995's strong gains, but have increased at a reasonable pace. Inflation remains tame, despite strong job growth and low unemployment. Moreover, the political season has done little to unsettle the markets. Despite the election year, Congress produced a timely and sensible budget for fiscal year 1997.

Outside the U.S. there is much less concern about economies overheating. In both Europe and Japan, the focus has been on stimulating economic growth and, to this end, governments have been following loose monetary policies. Provided earnings continue their strong recovery in these regions, the environment for foreign equity securities looks very encouraging. Pacific Rim economies have slowed this year from the exceptionally strong growth over the past few years. Although the region's slower growth in exports along with tighter monetary policies have had a negative impact on certain markets, they also have reduced the overheating inflationary problems which occurred across the region as a result of the exceptional growth.

Looking ahead, there are strong prospects for a return to higher growth in Asia next year as central banks begin to ease monetary policies and economic activity picks up outside Asia, particularly in Europe and Japan. Unlike in the U.S., bond yields have actually fallen in many overseas markets and equity valuations remain generally low in relation to bonds.

The final months of 1996 and the early part of 1997 are unlikely to bring closure to any of the issues described above. Investors will continue to be edgy about the prospects for the U.S. economy, inflation and profits. Moreover, we will continue to hear strong opinions expressed on the future course of the Fed, and the political landscape after the election. Despite all the worries and rhetoric, we think the pattern of the last several years will continue to hold true. Investor apprehension will, from time to time, lead to market volatility. However, moderate economic growth, stable inflation and modest profits should, in our view, produce a reasonable investment environment as we move into the new year.

Sincerely,
/s/ A. MAX WALKER
----------------------
    A. Max Walker
President and Chairman
of the Board

September 30, 1996

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives change. The Nations Fund family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family is designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.
                         [CHART] Risk/Return Spectrum*

For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at (800) 982-2271.
---------------

* The Nations Fund family includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the S&P 500 Index, and Nations Managed Index Fund, which seeks, over the long-term to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500.

NATIONS FUND
Nations Short-Term Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 17.2%
$ 3,150,000   Banc One Credit Card Master
                Trust, Series 1994-C, Class A,
                7.800% 11/15/98................   $    3,237,601
  5,000,000   Discover Card Master Trust,
                Series 1995-2, Class A,
                6.550% 02/15/03................        4,967,150
  2,257,740   First Bank Automobile Receivables
                Grantor Trust, Series 1995-A,
                8.000% 01/15/00................        2,285,256
  1,568,996   Ford Credit Auto Lease Trust,
                Series 1995-1, Class A2,
                6.350% 10/15/98................        1,571,931
              Olympic Automobile Receivables
                Trust:
  3,536,315   Series 1995-B, Class A2,
                7.350% 10/15/01................        3,575,002
  2,680,898   Series 1995-C, Class A2,
                6.200% 06/15/14................        2,678,385
              Prime Credit Card Master Trust:
  2,250,000   Series 1, Class B1,
                7.550% 02/15/01................        2,277,405
  2,300,000   Series 1992-2, Class B2,
                7.950% 11/15/02................        2,358,213
  6,000,000   Standard Credit Card Master
                Trust, Series 1995-3, Class A,
                7.850% 02/07/02................        6,191,220
 12,000,000   Time Warner Master Trust, 7.290%
                06/22/98**+....................        5,078,280
                                                  --------------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $34,178,030).............       34,220,443
                                                  ==============
                       CORPORATE NOTES -- 61.6%
              BANKING -- 11.6%
  6,000,000   Advanta National Bank, MTN,
                6.090% 11/10/97................        5,960,880
  4,000,000   Ahmanson (H.F.) & Company, Sub.
                Notes,
                9.875% 11/15/99................        4,339,480
  4,000,000   Capital One Bank, MTN,
                6.875% 04/24/00................        3,974,760
  3,500,000   Chemical Bank (N.Y.) Corporation,
                9.750% 06/15/99................        3,754,905
  5,000,000   First USA Bank, Bank Notes,
                8.200% 02/15/98................        5,103,550
                                                  --------------
                                                      23,133,575
                                                  --------------
              BROKERAGE -- 2.5%
  5,000,000   Paine Webber Group Inc., Sr.
                Notes, 6.250% 06/15/98.........        4,963,800
                                                  ==============
              CAPTIVE FINANCE -- 10.1%
  5,750,000   AT&T Capital Corporation, MTN,
                5.650% 01/15/99................        5,634,770
  4,250,000   Ford Motor Credit Corporation,
                MTN, 6.050% 03/31/98...........        4,238,440
  7,000,000   General Motors Acceptance
                Corporation, MTN,
                7.500% 03/16/98................        7,122,290
  3,000,000   Textron Financial Corporation,
                MTN, 7.380% 08/30/98**.........        3,043,590
                                                  --------------
                                                      20,039,090
                                                  ==============
              FINANCIAL -- 23.2%
$ 4,500,000   Associates Corporation N.A.,
                Notes, 6.625% 05/15/98.........   $    4,513,005
  5,100,000   Banponce Financial Corporation,
                MTN,
                6.560% 04/22/99................        5,080,926
  3,000,000   Chrysler Financial Corporation,
                MTN,
                5.990% 11/17/97................        2,988,000
  3,550,000   Finova Capital Corporation,
                Notes, 6.380% 04/15/99.........        3,530,794
  2,500,000   GATX Capital Corporation, Notes,
                6.110% 05/07/98................        2,491,350
  3,150,000   Goldman Sachs Group, MTN, 9.140%
                12/01/97**.....................        3,258,789
  2,500,000   Heller Financial, Inc., Notes,
                9.375% 03/15/98................        2,598,200
              Lehman Brother Holdings Inc.,
                Notes:
  1,000,000   5.750% 02/15/98..................          989,640
  4,000,000   6.625% 11/15/00..................        3,937,120
  5,000,000   Merrill Lynch & Company, MTN,
                6.140% 03/29/99................        4,952,900
  2,000,000   Norwest Financial Inc., Sr.
                Notes, 8.375% 01/15/00.........        2,073,920
  3,000,000   NYNEX, MTN,
                6.720% 06/15/98**..............        3,016,740
  4,500,000   Salomon Inc., MTN,
                9.000% 02/15/99................        4,720,050
  2,000,000   Smith Barney Holdings, Inc.,
                Notes, 5.625% 11/15/98.........        1,963,740
                                                  --------------
                                                      46,115,174
                                                  ==============
              INDEPENDENT FINANCE -- 1.2%
  2,500,000   North American Mortgage Company,
                MTN,
                5.800% 11/02/98................        2,451,600
                                                  --------------
              INDUSTRIAL -- 10.8%
  3,500,000   Comdisco, Inc., MTN,
                6.120% 10/27/97................        3,501,365
  5,250,000   duPont (E.I.) de Nemours, Notes,
                6.380% 11/13/97................        5,268,900
  4,100,000   McDonnell Douglas Corporation,
                Notes,
                6.550% 09/17/98................        4,110,947
  3,000,000   TCI Communications, Inc., Notes,
                6.820% 09/15/10................        2,990,310
  1,500,000   Tele-Communications Inc., MTN,
                6.430% 03/09/98................        1,496,130
  4,000,000   Unocal Corporation, MTN,
                8.810% 05/18/98................        4,135,200
                                                  --------------
                                                      21,502,852
                                                  --------------
              RETAIL -- 2.1%
              Sears, Roebuck & Company, MTN:
  3,000,000   7.690% 02/27/98..................        3,061,020
  1,130,000   9.230% 08/06/98..................        1,185,472
                                                  --------------
                                                       4,246,492
                                                  --------------
              TELECOMMUNICATIONS -- 0.1%
    250,000   Bell Atlantic Tricon Corporation,
                8.000% 03/03/97................          252,310
                                                  --------------
              TOTAL CORPORATE NOTES
                (Cost $122,706,859)............      122,704,893
                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Short-Term Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
                FOREIGN BONDS AND NOTES -- 9.1%
$ 3,000,000   Boral Limited, Note,
                7.340% 06/20/97................   $    3,025,740
  6,000,000   Equitable-Lord Realty
                Corporation, Euronote,
                10.500% 12/30/97...............        6,183,420
  1,950,000   Fletcher Challenge, Deb.,
                9.800% 06/15/98................        2,044,087
  7,000,000   Skandia Capital AB, Guaranteed
                Eurobonds,
                6.000% 11/02/98................        6,916,280
                                                  --------------
              TOTAL FOREIGN BONDS
                AND NOTES
                (Cost $18,032,708).............       18,169,527
                                                  ==============
U.S. GOVERNMENT AGENCY SECURITY -- 3.7%
              (Cost $7,555,001)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (FNMA) CERTIFICATE -- 3.7%
  7,475,649   6.000% 11/01/03..................        7,337,817
                                                  ==============
                    U.S. TREASURY NOTES -- 6.0%
 10,550,000   7.250% 02/15/98..................       10,721,438
  1,225,000   6.150% 08/31/98..................        1,225,380
                                                  --------------
              TOTAL U.S. TREASURY NOTES
                (Cost $11,925,656).............       11,946,818
                                                  ==============
              TOTAL SECURITIES
                (Cost $194,398,254)............      194,379,498
                                                  ==============
REPURCHASE AGREEMENT -- 1.2%
                              (Cost $2,365,000)
$ 2,365,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $2,365,373 on 10/01/96,
                collateralized by: $2,412,546 U.S.
                Government Agency securities,
                4.730% - 9.375% due 12/23/96 -
                07/15/43......................     $  2,365,000
                                                  =============
TOTAL INVESTMENTS
  (Cost $196,763,254*).................   98.8%     196,744,498
OTHER ASSETS AND
  LIABILITIES (NET)....................    1.2        2,416,944
                                         -----     ------------
NET ASSETS.............................  100.0%    $199,161,442
                                          ----     ============

---------------
 * Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 + Zero Coupon Security. The rate shown is the effective yield at date of purchase.

ABBREVIATION:
MTN   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Short-Intermediate Government Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATION -- 0.1%
  (Cost $559,904)
$   528,081   Drexel Burnham Lambert,
                Series S, Class 2,
                9.000% 08/01/18..................  $    535,009
                                                   ============
GOVERNMENT GUARANTEED BONDS -- 0.6%
  2,291,000   Second Attransco Tanker
                Corporation, Series A,
                8.500% 06/15/02..................     2,350,612
    454,000   Third Attransco Tanker Corporation,
                8.200% 11/01/97..................       462,576
              TOTAL GOVERNMENT GUARANTEED BONDS
                (Cost $2,768,723)................     2,813,188
                                                    ===========
MORTGAGE-BACKED SECURITIES -- 38.2%
              FEDERAL HOME LOAN MORTGAGE CORPORATION
                (FHLMC) CERTIFICATES -- 12.6%
     62,540   6.500% 09/01/03....................        62,281
    612,412   8.500% 04/01/08....................       631,226
  6,598,283   8.500% 08/01/09....................     6,851,855
  1,552,900   7.170% 11/01/24+...................     1,602,158
  2,778,668   6.240% 06/01/25+...................     2,834,686
  4,002,691   5.493% 02/01/26+...................     4,063,972
  1,938,761   5.100% 05/01/26+...................     1,937,850
  3,081,391   7.460% 09/01/30+...................     3,167,577
              REMIC:
    269,425   Series 77, Class F,
                8.500% 06/15/17..................       268,665
    933,039   Series 105, Class D,
                6.000% 01/15/19..................       928,075
              30 Year Gold Pass Thru:
 20,671,375   7.000% 12/01/25....................    19,992,941
 18,022,454   6.500% 04/01/26....................    16,946,693
                                                     59,287,979
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
                 (FNMA) CERTIFICATES -- 19.4%
  1,700,000   8.150% 05/11/98....................     1,749,674
 15,000,000   7.900% 04/10/02....................    15,077,400
 13,739,403   7.500% 06/25/03....................    13,881,056
  8,000,000   7.550% 06/10/04....................     7,993,760
  4,000,000   8.550% 12/10/04....................     4,066,880
 11,006,187   8.500% 11/01/09....................    11,429,154
  2,968,109   10.000% 04/01/14...................     3,235,209
  5,312,601   9.000% 04/01/16....................     5,581,525
  9,978,560   7.000% 12/01/25....................     9,632,404
  4,010,258   6.500% 04/01/26....................     3,765,873
 14,724,291   8.000% 07/01/26....................    14,853,128
                                                     91,266,063
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (GNMA) CERTIFICATES -- 6.2%
  4,641,249   8.500% 02/15/05 - 08/15/08
                  (27 Pools).....................     4,835,710
  3,114,953   9.000% 09/15/09....................     3,252,198
  8,235,628   8.000% 05/15/22....................     8,351,421
  8,645,922   7.500% 02/15/24....................     8,575,717
  4,040,000   7.500% 04/15/26....................     3,994,550
                                                     29,009,596
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $179,842,105)..............   179,563,638
                                                    ===========

U.S. GOVERNMENT AGENCY SECURITIES -- 0.3%
              Student Loan Marketing Association:
$   500,000   4.815% 06/01/98+...................  $    491,080
  1,000,000   5.360% 08/02/99+...................       995,550
              TOTAL U.S. GOVERNMENT AGENCY
                SECURITIES
                (Cost $1,499,112)................     1,486,630
                                                   ============
               U.S. TREASURY OBLIGATIONS -- 54.4%
              U.S. TREASURY BONDS -- 1.4%
     74,000   7.250% 11/15/96....................        74,173
  6,000,000   8.875% 11/15/98....................     6,319,680
                                                      6,393,853
              U.S. TREASURY NOTES -- 53.0%
  5,000,000   4.875% 04/30/98....................     4,989,050
  1,850,000   4.750% 09/30/98....................     1,803,454
 27,000,000   6.375% 05/15/99....................    27,080,190
 16,000,000   6.000% 08/15/99....................    15,887,520
 14,000,000   8.500% 02/15/00....................    14,896,840
 16,000,000   6.250% 08/31/00....................    15,909,920
  8,000,000   5.625% 11/30/00....................     7,767,520
 12,000,000   5.625% 02/28/01....................    11,628,720
140,000,000   6.375% 03/31/01....................   139,627,600
  6,000,000   6.500% 08/31/01....................     6,005,640
  3,000,000   7.500% 02/15/05....................     3,157,020
                                                    248,753,474
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $255,405,198)..............   255,147,327
                                                    ===========
              TOTAL SECURITIES
                (Cost $440,075,042)..............   439,545,792
                                                    ===========
REPURCHASE AGREEMENT -- 5.5%
  (Cost $25,814,000)
 25,814,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $25,818,073 on
                10/01/96, collateralized by: $26,332,970
                U.S. Government Agency securities,
                4.730% - 9.375% due 12/23/96 -
              07/15/43...........................    25,814,000
                                                    ===========
TOTAL INVESTMENTS
  (Cost $465,889,042*).................   99.1%     465,359,792
OTHER ASSETS AND
  LIABILITIES (NET)....................     0.9       4,249,721
                                          -----    ------------
NET ASSETS.............................   100.0%   $469,609,513
                                          =====    ============

---------------
* Aggregate cost for Federal tax purposes.
+ Variable rate security. The interest rate shown reflects the rate in effect at September 30, 1996.

ABBREVIATIONS:

Gold      Payments are on accelerated 45 day payment cycle
          instead of regular 75 day cycle
REMIC     Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Strategic Fixed Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.6%
$15,000,000   American Express Company, Master
                Trust, Series 1994-3, Class A,
                7.850% 08/15/05................   $   15,478,050
 16,500,000   AT&T Universal Card, Master
                Trust, Series 95-2A,
                5.950% 10/17/02................       16,066,875
  3,097,395   Chase Manhattan, Grantor Trust,
                Series 1996-A, Class A,
                5.200% 04/15/02................        3,052,855
  5,000,000   Chase Manhattan Credit Card
                Master Trust, Series 1996-4,
                Class A,
                6.730% 02/15/03................        5,028,100
  4,400,000   Discover Card Master Trust,
                Series 1996-3, Class B,
                6.250% 08/18/08................        4,042,500
  7,750,000   EQCC Home Equity Loan Trust,
                Series 1996-2, Class A2,
                6.700% 09/15/08................        7,728,106
  8,500,000   Ford Credit Auto Loan Master
                Trust, Series 1996-1, Class A,
                5.500% 02/15/01................        8,101,520
              Olympic Automobile Receivables
                Trust:
 11,000,000   Series 1996-A, Class A4,
                5.850% 07/15/01................       10,852,160
 15,275,000   Series 1996-C, Class A4,
                6.800% 03/15/02................       15,365,734
  4,060,000   Prime Credit Card Master Trust,
                Series 1992-2, Class B2,
                7.950% 11/15/02................        4,202,100
  6,100,000   Spiegel Master Trust, Series
                1994-B, Class A,
                8.150% 06/15/04................        6,353,531
                                                  --------------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $98,280,079).............       96,271,531
                                                  ==============
CORPORATE BONDS AND NOTES -- 25.8%
              BANKING AND FINANCE -- 13.1%
  8,000,000   ADVANTA Corporation, MTN,
                7.075% 09/15/99................        8,041,120
  8,500,000   Ahmanson (H.F.) & Company, MTN,
                6.530% 06/01/98................        8,479,685
  6,000,000   Banponce Financial Corporation,
                MTN,
                6.560% 04/22/99................        5,977,560
  7,500,000   Beneficial Corporation, MTN,
                8.100% 11/23/98................        7,723,125
  7,500,000   Bladex,
                7.000% 09/24/99................        7,566,000
              Capital One Bank, Notes:
  5,750,000   6.610% 06/22/99..................        5,708,255
  9,000,000   7.200% 07/19/99..................        9,045,900
  7,500,000   7.150% 09/15/06..................        7,453,125
  8,075,000   First USA Bank, Notes,
                5.850% 02/22/01................        7,635,559

$ 8,000,000   Ford Motor Credit Corporation,
                MTN,
                6.060% 12/27/00................   $    7,758,480
  7,750,000   General Motors Acceptance
                Corporation, MTN,
                6.250% 10/18/99................        7,650,567
  4,000,000   Goldman Sachs Group, L.P., Notes,
                6.200% 02/15/01**..............        3,903,560
  8,000,000   International Lease, MTN,
                6.270% 02/10/99................        7,961,680
              Lehman Brothers Holdings, MTN:
  4,925,000   7.190% 09/10/99..................        4,927,463
  4,300,000   9.000% 09/28/01..................        4,580,962
  6,000,000   MBIA, Inc.,
                7.000% 12/15/25................        5,560,560
              Salomon Inc.:
  6,000,000   MTN,
                6.790% 02/27/98................        6,034,260
  4,175,000   Sr. Notes,
                7.000% 06/15/03................        4,042,986
  2,100,000   Sun Canada Financial Company,
                6.625% 12/15/07**..............        1,968,561
 10,000,000   U.S. Bancorp, Sub. Deb.,
                7.500% 06/01/26................       10,166,600
                                                  --------------
                                                     132,186,008
                                                  --------------
              BEVERAGES -- 0.7%
  7,500,000   Coca Cola Enterprises, Notes,
                7.000% 10/01/26................        7,490,625
                                                  --------------
              ENTERTAINMENT -- 2.4%
              Time Warner Inc., Notes:
 14,550,000   7.450% 02/01/98..................       14,706,995
  5,000,000   8.110% 08/15/06..................        4,973,400
  5,000,000   8.180% 08/15/07..................        5,039,500
                                                  --------------
                                                      24,719,895
                                                  --------------
              INDUSTRIAL -- 6.0%
  7,250,000   Auburn Hills Trust Certificates,
                Deb.,
                12.000% 05/01/20++.............       10,596,673
  8,450,000   McDonnell Douglas Corporation,
                Deb.,
                9.750% 04/01/12................       10,063,612
              PDV America, Inc., Sr. Notes:
  3,600,000   7.250% 08/01/98..................        3,576,132
              Gtd. Sr. Notes:
  4,475,000   7.750% 08/01/00..................        4,392,123
  1,700,000   7.875% 08/01/03..................        1,653,318
              TCI Communications, Inc.:
  5,000,000   7.250% 06/15/99..................        5,011,600
 12,600,000   7.875% 02/15/26..................       10,971,198
  6,980,000   Tennessee Valley Authority, Deb.,
                5.980% 04/01/36................        7,009,246
  7,500,000   WMX Technologies Inc., Notes,
                7.100% 08/01/26................        7,599,075
                                                  --------------
                                                      60,872,977
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Strategic Fixed Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              PUBLISHING -- 1.2%
              News America Holdings Inc., Sr. Notes:
$ 1,750,000   8.625% 02/01/03..................   $    1,865,990
  4,250,000   Gtd. Sr. Notes,
                8.500% 02/15/05................        4,497,775
  6,000,000   Deb.,
                7.600% 10/11/15................        5,656,320
                                                  --------------
                                                      12,020,085
                                                  --------------
              RETAIL -- 1.0%
  9,500,000   Sears Roebuck Acceptance
                Corporation, MTN,
                5.600% 11/16/98................        9,424,190
                                                  --------------
              TELECOMMUNICATIONS -- 0.5%
  5,700,000   US WEST Communications Group,
                Deb.,
                7.200% 11/10/26................        5,231,517
                                                  --------------
              TRANSPORTATION -- 0.9%
  9,000,000   Qantas Airways Limited, Sr.
                Notes,
                6.625% 06/30/98**..............        8,969,490
                                                  --------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $261,204,576)............      260,914,787
                                                  ==============
FOREIGN BONDS -- 2.6%
 12,500,000   Hydro-Quebec,
                9.000% 03/07/01................       13,394,625
  8,500,000   Province of Quebec, Notes,
                6.890% 04/15/26+++.............        8,282,995
  4,680,000   Skandia Capital AB, Guaranteed
                Eurobonds,
                6.000% 11/02/08................        4,624,027
                                                  --------------
              TOTAL FOREIGN BONDS
                (Cost $26,308,480).............       26,301,647
                                                  ==============
MORTGAGE-BACKED SECURITIES -- 29.9%
              FEDERAL HOME LOAN MORTGAGE CORPORATION
                (FHLMC) CERTIFICATES -- 6.0%
 12,712,107   6.500% 08/01/10..................       12,410,195
 34,423,451   7.000% 08/01/11..................       34,057,530
  5,540,444   7.500% 07/01/26..................        5,481,549
  9,090,000   7.500% 09/12/26..................        8,993,373
                                                  --------------
                                                      60,942,647
                                                  --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (FNMA) CERTIFICATES -- 17.8%
 22,000,000   7.180% 10/01/03..................       22,000,000
  8,471,760   7.000% 06/01/11..................        8,373,742
  5,445,000   7.000% 09/01/11..................        5,382,001
 11,436,579   9.000% 08/01/24..................       11,933,384
 16,069,977   7.500% 09/01/25..................       15,911,849

$16,668,952   8.000% 09/15/25..................   $   16,898,150
  5,033,235   7.000% 12/01/25..................        4,855,461
  2,900,000   6.500% 03/01/26..................        2,723,274
 14,072,343   6.500% 04/01/26..................       13,214,774
 23,655,483   7.000% 04/01/26..................       22,819,972
 16,399,503   6.500% 05/01/26..................       15,400,117
 18,255,175   8.500% 06/01/26..................       18,722,872
 17,330,498   8.500% 07/01/26..................       17,774,505
  3,100,000   8.000% 09/01/26..................        3,134,875
                                                  --------------
                                                     179,144,976
                                                  --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (GNMA) CERTIFICATES -- 6.1%
     57,065   9.000% 04/15/20..................           60,222
  5,211,960   8.000% 03/15/23..................        5,285,240
    833,950   9.500% 01/15/25..................          894,711
 11,601,975   9.500% 02/15/25..................       12,435,809
 15,473,917   8.000% 03/15/25..................       15,667,340
  4,856,809   8.000% 08/15/25..................        4,906,105
  4,356,004   7.000% 01/15/26..................        4,192,654
  3,069,000   8.500% 08/15/26..................        3,156,252
  2,970,000   9.000% 09/15/26..................        3,097,116
 11,761,331   8.500% 02/15/26, TBA+............       12,095,706
                                                  --------------
                                                      61,791,155
                                                  --------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $301,228,242)............      301,878,778
                                                  ==============
U.S. TREASURY OBLIGATIONS -- 30.7%
              U.S. TREASURY BONDS -- 9.1%
 82,560,000   6.250% 08/15/23..................       74,600,390
 20,150,000   6.000% 02/15/26..................       17,706,813
                                                  --------------
                                                      92,307,203
                                                  --------------
              U.S. TREASURY NOTES -- 21.6%
 47,915,000   6.000% 05/31/98..................       47,869,960
 12,910,000   6.875% 08/31/99..................       13,107,652
 33,990,000   6.875% 03/31/00..................       34,526,362
 13,350,000   6.625% 06/30/01..................       13,431,302
 48,375,000   6.250% 02/15/03..................       47,603,903
 28,550,000   5.875% 11/15/05..................       26,970,900
 33,530,000   7.000% 07/15/06..................       34,226,753
                                                  --------------
                                                     217,736,832
                                                  --------------
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $308,712,117)............      310,044,035
                                                  ==============
              TOTAL SECURITIES
                (Cost $995,733,494)............      995,410,778
                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Strategic Fixed Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
  (Cost $735,000)
$   735,000   Agreement with Smith Barney,
                5.680% dated 9/30/96, to be
                repurchased at $735,116 on
                10/01/96, collateralized by:
                $749,777 U.S. Government Agency
                securities, 4.730% - 9.375% due
                12/23/96 - 07/15/43............   $      735,000
                                                  ==============
TOTAL INVESTMENTS
  (Cost $996,468,494*)...............    98.7%    $  996,145,778
OTHER ASSETS AND
  LIABILITIES (NET)..................     1.3         13,443,681
                                        -----     --------------
NET ASSETS...........................   100.0%    $1,009,589,459
                                        =====     ==============

---------------
  * Aggregate cost for Federal tax purposes.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  + Security purchased on a when-issued or delayed delivery basis (Note 1).
 ++ Step coupon bond. Effective yield was 12.39% at acquisition date.
+++ Step coupon bond. Effective yield was 7.50% at acquisition date.

ABBREVIATIONS:
MTN    Medium Term Note
TBA     To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Government Securities Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
                                        COLLATERALIZED MORTGAGE
                                             OBLIGATION -- 0.4%
                                                (Cost $421,173)
$   421,855   CS First Boston Mortgage
                Securities, Series 1989-5, Class
                A-1,
                7.500% 12/25/19.................   $    420,998
                                                   ============
MORTGAGE-BACKED SECURITIES -- 53.9%
              FEDERAL HOME LOAN BANK (FHLB)
                CERTIFICATE -- 1.7%
  2,000,000   7.000% 02/03/11...................      1,893,740
                                                   ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION
                (FHLMC) CERTIFICATES -- 8.5%
  3,150,000   6.280% 03/06/06...................      3,003,336
    312,003   7.500% 08/01/08 - 06/01/09
                  (2 Pools).....................        313,591
    750,000   7.950% 07/28/04...................        753,750
    909,842   8.000% 08/01/07 - 05/01/17
                  (4 Pools).....................        932,459
  2,000,000   8.375% 03/15/10...................      2,051,240
    734,427   8.500% 02/01/08 - 06/01/17
                  (5 Pools).....................        761,074
    639,020   9.000% 05/01/09 - 12/01/16
                  (2 Pools).....................        670,920
    766,791   9.500% 04/01/18 - 06/01/21
                  (4 Pools).....................        822,129
     96,253   10.000% 07/01/01..................        100,975
    116,630   REMIC,
                6.000% 01/15/19.................        116,009
                                                   ------------
                                                      9,525,483
                                                   ------------
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION
                (FNMA) CERTIFICATES -- 29.4%
 11,856,762   6.500% 02/01/24 - 01/01/26
                  (19 Pools)....................     11,142,728
  6,962,706   7.000% 06/01/03 - 05/11/11
                  (2 Pools).....................      6,930,777
  7,877,576   7.500% 06/25/23 - 05/01/26
                  (2 Pools).....................      7,849,321
  6,141,477   8.000% 04/01/06 - 05/01/26
                  (6 Pools).....................      6,220,342
    224,341   8.250% 04/01/09 (2 Pools).........        230,835
    764,118   8.500% 12/01/11 - 07/01/21
                  (3 Pools).....................        790,414
                                                   ------------
                                                     33,164,417
                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA) CERTIFICATES -- 14.2%
  4,100,114   7.000% 07/15/10 - 06/15/23
                  (4 Pools).....................      4,035,033
    841,827   7.500% 03/15/24...................        834,991
  2,093,352   8.000% 09/15/06 - 07/15/22
                  (14 Pools)....................      2,137,604
  5,061,795   8.500% 09/15/04 - 05/15/22
                  (40 Pools)....................      5,263,213
  1,771,236   9.000% 11/15/08 - 08/15/20
                  (18 Pools)....................      1,875,752
    395,654   9.500% 04/15/16 - 08/15/21
                  (5 Pools).....................        426,680
    904,867   10.000% 11/15/09 - 08/15/20
                  (13 Pools)....................        988,665
    152,585   10.500% 12/15/20..................        169,176
    202,837   11.750% 09/15/00 - 12/15/00
                  (2 Pools).....................        214,119
     19,236   12.750% 12/15/97..................         20,294
                                                   ------------
                                                     15,965,527
                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
                (GNMA II) CERTIFICATE -- 0.1%
$   146,507   11.000% 10/20/20..................   $    164,749
                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $61,335,405)..............     60,713,916
                                                   ============
U.S. GOVERNMENT AGENCY SECURITIES -- 3.4%
  2,000,000   Federal Agricultural Mortgage
                Corporation,
                9.400% 07/15/08.................      2,201,560
  1,500,000   Federal Farm Credit Systems,
                9.450% 11/21/03.................      1,583,205
                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY
                SECURITIES
                (Cost $4,049,871)...............      3,784,765
                                                   ============
U.S. TREASURY SECURITIES -- 40.4%
              U.S. TREASURY BONDS -- 15.6%
  4,000,000   8.875% 02/15/19...................      4,808,120
  7,000,000   6.250% 08/15/23...................      6,325,130
  6,550,000   6.750% 08/15/26...................      6,401,577
                                                   ------------
                                                     17,534,827
                                                   ------------
              U.S. TREASURY NOTES -- 24.8%
  6,000,000   6.250% 07/31/98...................      6,015,960
  7,000,000   6.500% 08/31/01...................      7,006,580
  6,000,000   5.875% 02/15/04...................      5,740,320
  4,800,000   7.875% 11/15/04...................      5,158,512
  2,000,000   6.875% 05/15/06...................      2,023,440
  2,000,000   7.000% 07/15/06...................      2,041,560
                                                   ------------
                                                     27,986,372
                                                   ------------
              TOTAL U.S. TREASURY
                SECURITIES
                (Cost $45,294,245)..............     45,521,199
                                                   ============
              TOTAL SECURITIES
                (Cost $111,100,694).............    110,440,878
                                                   ============
                    REPURCHASE AGREEMENT -- 1.4%
                               (Cost $1,578,000)
  1,578,000   Agreement with Smith Barney,
                5.680% dated 09/30/96, to be
                repurchased at $1,578,249 on
                10/01/96, collateralized by:
                $1,609,724 U.S. Government
                Agency securities, 4.730% -
                9.375% due 12/23/96 -
                07/15/43........................      1,578,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $112,678,694*).................    99.5%    112,018,878
OTHER ASSETS AND
  LIABILITIES (NET)....................     0.5         589,284
                                           ----    ------------
NET ASSETS.............................   100.0%   $112,608,162
                                          =====    ============

---------------
* Aggregate cost for Federal tax purposes.

ABBREVIATION:

REMIC    Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Diversified Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
   ------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 43.9%
               BANKING AND FINANCE -- 13.4%
$  2,000,000   Banponce Financial Corporation,
                 Sub. Notes,
                 6.750% 12/15/05................   $  1,901,920
   3,000,000   Conseco, Inc., Sr. Notes,
                 10.500% 12/15/04...............      3,464,520
   2,000,000   Donaldson Lufkin & Jenrette, Sr.
                 Notes,
                 6.875% 11/01/05................      1,911,640
   1,452,124   G.P.A. Leasing USA, Series BN-5,
                 9.125% 12/02/96**..............      1,454,186
   2,500,000   Leucadia National Corporation,
                 Sr. Sub. Notes,
                 8.250% 06/15/05................      2,498,725
   3,000,000   Liberty Mutual, Notes,
                 8.500% 05/15/25**..............      3,136,080
   3,000,000   Paine Webber Group, Inc.,
                 Sr. Notes,
                 8.875% 03/15/05................      3,224,460
   2,000,000   Salomon Inc., Sr. Notes,
                 7.125% 08/01/99................      2,005,600
   2,500,000   Security Pacific Corporation,
                 Sub. Notes,
                 11.000% 03/01/01...............      2,883,275
   2,000,000   TIG Holdings, Inc., Notes,
                 8.125% 04/15/05................      2,039,240
   2,150,000   Western Financial Savings Bank,
                 Sub. Deb.,
                 8.500% 07/01/03................      2,152,215
                                                   ------------
                                                     26,671,861
                                                   ------------
               COMPUTER -- 0.8%
   1,500,000   Unisys Corporation, Sr. Notes,
                 10.625% 10/01/99...............      1,518,750
                                                   ------------
               ENERGY -- 3.3%
   2,000,000   Cogentrix Energy, Inc., Sr.
                 Notes,
                 8.100% 03/15/04................      1,960,940
   2,000,000   Occidental Petroleum Corporation,
                 Sr. Deb.,
                 10.125% 09/15/09...............      2,415,620
   2,000,000   USX-Marathon Group, Deb.,
                 9.800% 07/01/01................      2,208,000
                                                   ------------
                                                      6,584,560
                                                   ------------
               ENTERTAINMENT -- 0.8%
   1,500,000   Time Warner Inc., Deb.,
                 9.150% 02/01/23................      1,582,455
                                                   ------------
               GAS -- 0.8%
   1,500,000   Louis Dreyfus Natural Gas
                 Corporation, Sr. Sub. Notes,
                 9.250% 06/15/04................      1,559,700
                                                   ------------
               HEALTH CARE -- 1.1%
   2,000,000   Tenet Healthcare Corporation, Sr.
                 Sub. Notes,
                 10.125% 03/01/05...............      2,170,000
                                                   ------------
               INDUSTRIAL -- 16.6%
   2,000,000   Auburn Hills Trust Certificates,
                 Deb.,
                 12.000% 05/01/20+..............      2,923,220
   2,500,000   Fisher Scientific International,
                 Sr. Notes,
                 7.125% 12/15/05................      2,389,450
   3,000,000   Harris Corporation, Notes,
                 6.650% 08/01/06................      2,980,140
$  2,000,000   Maxus Energy Corporation, Notes,
                 9.375% 11/01/03................   $  1,975,000
   2,500,000   PDV America, Inc., Gtd. Sr.
                 Notes,
                 7.875% 08/01/03................      2,431,350
   2,000,000   Stone Container Corporation, Sr.
                 Notes,
                 11.875% 12/01/98...............      2,115,000
   4,000,000   TCI Communications, Inc., Deb.,
                 7.875% 02/15/26................      3,482,920
   6,205,000   Tennessee Valley Authority, Deb.,
                 5.980% 04/01/36................      6,227,710
   1,500,000   United States Can Company,
                 Sr. Sub. Notes,
                 13.500% 01/15/02...............      1,620,000
   2,775,000   Valassis Inserts Inc., Sr. Notes,
                 9.375% 03/15/99................      2,820,316
   2,000,000   Viacom Inc., Sr. Notes,
                 7.750% 06/01/05................      1,932,040
   2,000,000   Westpoint Stevens Inc., Sr.
                 Notes,
                 8.750% 12/15/01................      2,025,000
                                                   ------------
                                                     32,922,146
                                                   ------------
               PUBLISHING -- 1.1%
   2,000,000   News America Holdings Inc.,
                 Gtd. Deb.,
                 10.125% 10/15/12...............      2,247,920
                                                   ------------
               RETAIL -- 1.2%
   2,250,000   Federated Department Stores Inc.,
                 Sr. Notes,
                 8.500% 06/15/03................      2,311,740
                                                   ------------
               TELECOMMUNICATIONS -- 2.9%
   2,000,000   Jones Intercable, Inc., Sr.
                 Notes,
                 9.625% 03/15/02................      2,080,000
   2,000,000   Rogers Cablesystems Limited,
                 Deb.,
                 10.000% 12/01/07...............      1,980,000
   1,500,000   TKR Cable 1, Inc., Sr. Deb.,
                 10.500% 10/30/07...............      1,634,850
                                                   ------------
                                                      5,694,850
                                                   ------------
               TRANSPORTATION -- 0.9%
   1,500,000   Federal Express Corporation,
                 Notes,
                 9.650% 06/15/12................      1,741,020
                                                   ------------
               UTILITIES -- 1.0%
   2,000,000   Edelnor, S.A.,
                 7.750% 03/15/06**..............      1,965,640
                                                   ------------
               TOTAL CORPORATE BONDS
                 AND NOTES
                 (Cost $87,485,530).............     86,970,642
                                                   ============
FOREIGN BONDS AND NOTES -- 5.3%
   3,000,000   Hydro-Quebec, Deb., Series H,
                 9.400% 02/01/21................      3,475,980
   5,000,000   Province of Quebec, Notes,
                 6.890% 04/15/26++..............      4,872,350
   2,000,000   United Mexican States, Notes,
                 9.750% 02/06/01................      2,052,500
                                                   ------------
               TOTAL FOREIGN BONDS AND NOTES
                 (Cost $10,321,695).............     10,400,830
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Diversified Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
   ------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 35.5%
               FEDERAL HOME LOAN
                 MORTGAGE CORPORATION (FHLMC)
                 CERTIFICATE -- 10.0%
$ 19,963,711   7.500% 06/01/26..................   $ 19,751,497
                                                   ------------
               FEDERAL NATIONAL
                 MORTGAGE ASSOCIATION (FNMA)
                 CERTIFICATES -- 17.3%
   1,944,193   7.000% 05/01/11..................      1,921,698
   5,940,001   6.500% 07/01/11..................      5,758,059
   5,940,000   7.000% 09/01/11..................      5,930,674
  12,522,650   8.000% 07/01/25..................     12,694,836
   4,277,223   7.000% 08/01/25..................      4,128,846
   1,928,102   8.500% 12/01/25..................      1,977,500
   1,982,949   6.500% 05/01/26..................      1,862,108
                                                   ------------
                                                     34,273,721
                                                   ------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION (GNMA)
                 CERTIFICATES -- 8.2%
   3,932,840   7.500% 01/15/26..................      3,883,679
   5,940,000   9.000% 08/15/26..................      6,223,991
   5,940,001   8.500% 09/18/26..................      6,108,875
                                                   ------------
                                                     16,216,545
                                                   ------------
               TOTAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $70,367,855).............     70,241,763
                                                   ============
                    U.S. TREASURY BONDS -- 14.7%
  13,750,000   7.875% 08/15/01..................     10,068,163
   5,660,000   12.000% 08/15/13.................      7,959,375
  10,000,000   8.875% 02/15/19..................      2,026,000
   8,850,000   7.250% 08/15/22..................      9,038,063
                                                   ------------
               TOTAL U.S. TREASURY BONDS
                 (Cost $28,994,359).............     29,091,601
                                                   ============
               TOTAL SECURITIES
                 (Cost $197,169,439)............    196,704,836
                                                   ============
REPURCHASE AGREEMENT -- 0.7%
  (Cost $1,360,000)
$  1,360,000   Agreement with Smith Barney,
                 5.680% dated 09/30/96, to be
                 repurchased at $1,360,215 on
                 10/01/96, collateralized by:
                 $1,387,342 U.S. Government
                 Agency securities,
                 4.730% - 9.375% due
                 12/23/96 - 07/15/43............   $  1,360,000
                                                   ------------
TOTAL INVESTMENTS
  (Cost $198,529,439*).................   100.1%    198,064,836
OTHER ASSETS AND
  LIABILITIES (NET)....................    (0.1)       (167,409)
                                          -----    -------------
NET ASSETS.............................   100.0%   $197,897,427
                                           ----    ------------

---------------

   * Aggregate cost for Federal tax purposes.
  ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   + Step coupon bond. Effective yield was 12.39% at
     acquisition date.
  ++ Step coupon bond. Effective yield was 7.24% at acquisition date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1996 (UNAUDITED)

                                                                     NATIONS          NATIONS
                                                     NATIONS          SHORT-         STRATEGIC         NATIONS         NATIONS
                                                    SHORT-TERM     INTERMEDIATE        FIXED          GOVERNMENT     DIVERSIFIED
                                                      INCOME        GOVERNMENT         INCOME         SECURITIES        INCOME
                                                       FUND            FUND             FUND             FUND            FUND
                                                             --------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1)
  See accompanying schedules:
  Securities...................................... $194,379,498    $439,545,792    $  995,410,778    $110,440,878    $196,704,836
  Repurchase agreements...........................    2,365,000      25,814,000           735,000       1,578,000       1,360,000
                                                   ------------    ------------    --------------    ------------    ------------
    Total investments.............................  196,744,498     465,359,792       996,145,778     112,018,878     198,064,836
Cash..............................................          696             157                --              --       1,044,283
Interest receivable...............................    3,304,621       3,668,598        11,164,297       1,042,112       2,738,064
Receivable for investment securities sold.........           --       1,103,416        34,816,828          22,136              --
Receivable for Fund shares sold...................      353,243       4,454,471        14,831,453          94,684         884,167
Unamortized organization costs (Note 6)...........        4,033              --             4,370              --           4,370
Prepaid expenses and other assets.................           --           1,395             2,216           5,025              --
                                                   ------------    ------------    --------------    ------------    ------------
    Total Assets..................................  200,407,091     474,587,829     1,056,964,942     113,182,835     202,735,720
                                                   ------------    ------------    --------------    ------------    ------------
LIABILITIES:
Payable for Fund shares redeemed..................      705,313       2,396,959         9,401,217         104,350       3,593,127
Payable for investment securities purchased.......           --              --        29,416,665              --              --
Investment advisory fee payable (Note 2)..........       49,649         153,878           385,027          46,187          82,211
Administration fee payable (Note 2)...............       16,550          38,469            77,005           9,237          16,442
Shareholder servicing and distribution fees
  payable
  (Note 3)........................................        5,710          20,326             5,630          26,737          53,360
Transfer agent fees payable (Note 2)..............       14,143          32,487            64,749           6,575          14,382
Custodian fees payable (Note 2)...................        5,960          11,838            23,859           4,855           6,187
Dividends payable.................................      414,568       2,272,805         2,662,546         352,674       1,042,217
Accrued Trustees'/Directors' fees and expenses
  (Note 2)........................................        8,017          20,497            37,176           3,476           7,401
Due to custodian..................................           --              --         5,255,333          11,504              --
Accrued expenses and other payables...............       25,739          31,057            46,276           9,078          22,966
                                                   ------------    ------------    --------------    ------------    ------------
    Total Liabilities.............................    1,245,649       4,978,316        47,375,483         574,673       4,838,293
                                                   ------------    ------------    --------------    ------------    ------------
NET ASSETS........................................ $199,161,442    $469,609,513    $1,009,589,459    $112,608,162    $197,897,427
                                                   ============    ============    ==============    ============    ============
Investments, at cost.............................. $196,763,254    $465,889,042    $  996,468,494    $112,678,694    $198,529,439
                                                   ============    ============    ==============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
(UNAUDITED)

                                                                     NATIONS          NATIONS
                                                     NATIONS          SHORT-         STRATEGIC         NATIONS         NATIONS
                                                    SHORT-TERM     INTERMEDIATE        FIXED          GOVERNMENT     DIVERSIFIED
                                                      INCOME        GOVERNMENT         INCOME         SECURITIES        INCOME
                                                       FUND            FUND             FUND             FUND            FUND
                                                   ------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Distributions in excess of net investment
  income........................................   $   (772,975)   $ (2,116,748)   $   (1,545,477)   $   (604,959)   $   (147,511)
Accumulated net realized loss on investments....     (7,512,115)    (23,399,397)      (13,690,593)     (9,684,462)     (1,272,690)
Net unrealized depreciation of investments......        (18,756)       (529,250)         (322,716)       (659,816)       (464,603)
Paid-in capital.................................    207,465,288     495,654,908     1,025,148,245     123,557,399     199,782,231
                                                   ------------    ------------    --------------    ------------    ------------
                                                   $199,161,442    $469,609,513    $1,009,589,459    $112,608,162    $197,897,427
                                                   ============    ============    ==============    ============    ============
NET ASSETS:
Primary A Shares................................   $182,178,733    $393,234,020    $  986,087,480    $ 53,571,264    $103,471,184
                                                   ============    ============    ==============    ============    ============
Primary B Shares................................   $    454,436    $  5,745,850    $   13,284,564    $    523,131    $     34,625
                                                   ============    ============    ==============    ============    ============
Investor A Shares...............................   $  5,724,796    $ 47,842,743    $    7,072,551    $ 10,758,012    $ 12,382,062
                                                   ============    ============    ==============    ============    ============
Investor C Shares...............................   $  4,631,404    $ 10,516,945    $      792,876    $  2,220,130    $  3,766,798
                                                   ============    ============    ==============    ============    ============
Investor N Shares...............................   $  6,172,073    $ 12,269,955    $    2,351,988    $ 45,535,625    $ 78,242,758
                                                   ============    ============    ==============    ============    ============
SHARES OUTSTANDING:
Primary A Shares................................     18,737,449      97,574,983       100,526,295       5,628,673      10,034,237
                                                   ============    ============    ==============    ============    ============
Primary B Shares................................         46,741       1,426,293         1,354,876          54,964           3,358
                                                   ============    ============    ==============    ============    ============
Investor A Shares...............................        588,800      11,872,151           720,953       1,130,330       1,200,802
                                                   ============    ============    ==============    ============    ============
Investor C Shares...............................        476,354       2,609,681            80,822         233,274         365,306
                                                   ============    ============    ==============    =============   ============
Investor N Shares...............................        634,808       3,044,817           239,763       4,784,450       7,587,917
                                                   ============    ============    ==============    ============    ============
PRIMARY A SHARES:
Net asset value, offering and redemption price
  per share.....................................          $9.72           $4.03             $9.81           $9.52          $10.31
                                                          =====           =====             =====           =====          ======
PRIMARY B SHARES:
Net asset value, offering and redemption price
  per share.....................................          $9.72           $4.03             $9.81           $9.52          $10.31
                                                          =====           =====             =====           =====          ======
INVESTOR A SHARES:
Net asset value, offering and redemption price
  per share.....................................          $9.72           $4.03             $9.81           $9.52          $10.31
                                                          =====           =====             =====           =====          ======
INVESTOR C SHARES:
Net asset value and offering price per share*...          $9.72           $4.03             $9.81           $9.52          $10.31
                                                          =====           =====             =====           =====          ======
INVESTOR N SHARES:
Net asset value, offering and redemption price
  per share.....................................          $9.72           $4.03             $9.81           $9.52          $10.31
                                                          =====           =====             =====           =====          ======

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                            NATIONS        NATIONS
                                                              NATIONS        SHORT-       STRATEGIC       NATIONS       NATIONS
                                                             SHORT-TERM   INTERMEDIATE      FIXED       GOVERNMENT    DIVERSIFIED
                                                               INCOME      GOVERNMENT       INCOME      SECURITIES      INCOME
                                                                FUND          FUND           FUND          FUND          FUND
                                                             --------------------------------------------------------------------
INVESTMENT INCOME:
Interest.................................................... $6,531,915   $15,049,274    $ 28,953,242   $4,091,702    $ 7,206,200
                                                             ----------   -----------    ------------   -----------   -----------
EXPENSES:
Investment advisory fee (Note 2)............................   598,001      1,431,200       2,679,691      370,856        578,980
Administration fee (Note 2).................................    99,585        238,533         446,615       58,313         96,497
Transfer agent fees (Note 2)................................    61,577        144,200         265,808       35,453         61,599
Custodian fees (Note 2).....................................    17,621         36,303          64,847       14,379         17,423
Legal and audit fees........................................    21,461         55,843          55,714       27,152         20,181
Trustees'/Directors' fees and expenses (Note 2).............     5,556         13,680          25,686        1,569          5,418
Amortization of organization costs (Note 6).................     2,016          2,331           2,017           --          2,017
Other.......................................................    39,851         94,334          75,607       35,468         45,826
                                                             ----------   -----------    ------------   -----------   -----------
    Subtotal................................................   845,668      2,016,424       3,615,985      543,190        827,941
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares..........................................       300          3,155           5,867          577             42
  Investor A Shares.........................................     4,319         52,712           6,697       13,752         16,372
  Investor C Shares.........................................     9,077         27,044           1,070        5,946          8,951
  Investor N Shares.........................................    12,087         38,643           7,822      155,920        301,086
Fees waived by investment adviser (Note 2)..................  (299,247)      (477,066)       (446,615)     (79,293)       (96,497)
                                                             ----------   -----------    ------------   -----------   -----------
    Total expenses..........................................   572,204      1,660,912       3,190,826      640,092      1,057,895
                                                             ----------   -----------    ------------   -----------   -----------
NET INVESTMENT INCOME....................................... 5,959,711     13,388,362      25,762,416    3,451,610      6,148,305
                                                             ----------   -----------    ------------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized loss on investments during the period..........  (538,168)    (8,420,962)    (21,788,323)  (2,801,929)    (3,629,162)
Net unrealized appreciation/(depreciation) of investments
  during the period.........................................  (246,329)     3,686,013      12,972,343      845,892      2,179,240
                                                             ----------   -----------    ------------   -----------   -----------
Net realized and unrealized loss on investments.............  (784,497)    (4,734,949)     (8,815,980)  (1,956,037)    (1,449,922)
                                                             ----------   -----------    ------------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........ $5,175,214   $ 8,653,413    $ 16,946,436   $1,495,573    $ 4,698,383
                                                             ==========   ===========    ============   ==========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                 NATIONS         NATIONS
                                                  NATIONS         SHORT-        STRATEGIC        NATIONS        NATIONS
                                                 SHORT-TERM    INTERMEDIATE       FIXED         GOVERNMENT    DIVERSIFIED
                                                   INCOME       GOVERNMENT        INCOME        SECURITIES       INCOME
                                                    FUND           FUND            FUND            FUND           FUND
                                                  ------------------------------------------------------------------------
Net investment income.........................  $  5,959,711   $ 13,388,362   $   25,762,416   $  3,451,610   $  6,148,305
Net realized loss on investments..............      (538,168)    (8,420,962)     (21,788,323)    (2,801,929)    (3,629,162)
Change in unrealized
  appreciation/(depreciation)
  of investments..............................      (246,329)     3,686,013       12,972,343        845,892      2,179,240
                                                ------------   ------------   --------------   ------------   ------------
Net increase in net assets resulting from
  operations..................................     5,175,214      8,653,413       16,946,436      1,495,573      4,698,383
Distributions to shareholders from net
  investment income:
  Primary A Shares............................    (5,485,138)   (11,289,419)     (25,435,169)    (1,709,982)    (3,200,415)
  Primary B Shares............................        (4,819)       (49,199)         (64,504)        (6,537)          (528)
  Investor A Shares...........................      (124,742)    (1,442,082)        (189,699)      (333,533)      (430,631)
  Investor C Shares...........................      (149,107)      (279,649)         (11,434)       (68,212)      (111,501)
  Investor N Shares...........................      (195,905)      (328,013)         (61,610)    (1,333,346)    (2,405,230)
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares............................     2,997,727     (2,786,698)     170,949,345     (1,483,496)    38,778,694
  Primary B Shares............................       404,269      5,731,994       13,250,383        522,159         34,518
  Investor A Shares...........................     2,913,017     (8,941,778)         701,512       (718,961)      (800,949)
  Investor C Shares...........................    (1,460,575)    (1,178,605)         494,550       (295,771)       346,840
  Investor N Shares...........................    (1,135,256)    (1,385,157)        (115,400)    (4,599,462)    (5,570,744)
                                                ------------   ------------   --------------   ------------   ------------
Net increase/(decrease) in net assets.........     2,934,685    (13,295,193)     176,464,410     (8,531,568)    31,338,437
NET ASSETS:
Beginning of period...........................   196,226,757    482,904,706      833,125,049    121,139,730    166,558,990
                                                ------------   ------------   --------------   ------------   ------------
End of period.................................  $199,161,442   $469,609,513   $1,009,589,459   $112,608,162   $197,897,427
                                                ============   ============   ==============   ============   ============
Distributions in excess of net investment
  income at end of period.....................  $   (772,975)  $ (2,116,748)  $   (1,545,477)  $   (604,959)  $   (147,511)
                                                ============   ============   ==============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996

                                                                  NATIONS        NATIONS
                                                   NATIONS         SHORT-       STRATEGIC       NATIONS        NATIONS
                                                  SHORT-TERM    INTERMEDIATE      FIXED        GOVERNMENT    DIVERSIFIED
                                                    INCOME       GOVERNMENT       INCOME       SECURITIES       INCOME
                                                   FUND(a)        FUND(a)        FUND(a)        FUND(b)        FUND(a)
                                                  -----------------------------------------------------------------------
Net investment income..........................  $ 3,927,305    $ 8,813,266    $ 15,374,466   $ 5,824,459    $  3,482,630
Net realized gain on investments...............      739,233        534,819      23,781,522       110,292       2,934,675
Change in unrealized depreciation of
  investments..................................   (2,409,577)    (9,128,807)    (48,262,684)   (2,382,181)     (9,439,511)
                                                 ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets resulting
  from operations..............................    2,256,961        219,278      (9,106,696)    3,552,570      (3,022,206)
Distributions to shareholders from net
  investment income:
  Primary A Shares.............................   (3,565,554)    (7,220,634)    (15,210,029)   (2,364,638)     (1,419,419)
  Investor A Shares............................      (57,809)    (1,030,983)       (118,080)     (531,600)       (281,185)
  Investor C Shares............................     (118,157)      (199,970)         (5,049)     (125,779)        (69,099)
  Investor N Shares............................     (155,101)      (224,691)        (41,308)   (2,513,856)     (1,712,773)
Distributions to shareholders in excess of net
  investment income:
  Primary A Shares.............................      --            (112,834)        --           (116,271)        --
  Investor A Shares............................      --             (16,747)        --            (27,280)        --
  Investor C Shares............................      --              (3,441)        --             (6,931)        --
  Investor N Shares............................      --              (3,966)        --           (138,103)        --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares.............................   12,171,837    (18,177,375)     24,995,290    17,057,546       2,798,971
  Investor A Shares............................     (135,027)    (6,438,309)        (28,347)      992,151         700,759
  Investor C Shares............................      114,573     (1,176,183)         81,673      (340,453)          2,187
  Investor N Shares............................   (1,474,499)      (857,349)         (6,901)   (4,234,782)     (2,857,371)
                                                 ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets..........    9,037,224    (35,243,204)        560,553    11,202,574      (5,860,136)
                                                 ------------   ------------   ------------   ------------   ------------
NET ASSETS:
Beginning of period............................  187,189,533    518,147,910     832,564,496   109,937,156     172,419,126
                                                 ------------   ------------   ------------   ------------   ------------
End of period..................................  $196,226,757   $482,904,706   $833,125,049   $121,139,730   $166,558,990
                                                 ============   ============   ============   ============   ============
Distributions in excess of net investment
  income at end of period......................  $  (772,975)   $(2,116,748)   $ (1,545,477)  $  (604,959)   $   (147,511)

                                                 ===========    ===========    ============   ===========    ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31. The numbers reflected are for the period June 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                             NATIONS SHORT-TERM INCOME FUND
                                                                  PERIOD ENDED                             PERIOD ENDED
                                                            SEPTEMBER 30, 1996(b)(c)                    MARCH 31, 1996(a)
                                                        --------------------------------         --------------------------------
                                                          SHARES              DOLLARS              SHARES              DOLLARS
                                                           ------------------------------------------------------------------
PRIMARY A SHARES:
  Sold..............................................      2,648,934         $ 25,778,367           3,296,223         $ 32,508,452
  Issued as reinvestment of dividends...............        311,397            3,012,676             172,406            1,695,467
  Redeemed..........................................     (2,658,802)         (25,793,316)         (2,236,024)         (22,032,082)
                                                        -----------         ------------         -----------         ------------
  Net increase......................................        301,529         $  2,997,727           1,232,605         $ 12,171,837
                                                        ===========         ============         ===========         ============
PRIMARY B SHARES:
  Sold..............................................         48,361         $    419,986
  Issued as reinvestment of dividends...............            497                4,819
  Redeemed..........................................         (2,117)             (20,536)
                                                        -----------         ------------
  Net increase......................................         46,741         $    404,269
                                                        ===========         ============
INVESTOR A SHARES:
  Sold..............................................        431,110         $  4,176,161              42,961         $    422,917
  Issued as reinvestment of dividends...............         11,613              112,672               4,994               49,132
  Redeemed..........................................       (141,764)          (1,375,816)            (61,870)            (607,076)
                                                        -----------         ------------         -----------         ------------
  Net increase/(decrease)...........................        300,959         $  2,913,017             (13,915)        $   (135,027)
                                                        ===========         ============         ===========         ============
INVESTOR C SHARES:
  Sold..............................................         46,152         $    448,047             109,316         $  1,078,053
  Issued as reinvestment of dividends...............         11,351              110,146               9,036               88,887
  Redeemed..........................................       (208,226)          (2,018,768)           (106,715)          (1,052,367)
                                                        ===========         ============         ===========         ============
  Net increase/(decrease)...........................       (150,723)        $ (1,460,575)             11,637         $    114,573
                                                        ===========         ============         ===========         ============
INVESTOR N SHARES
  Sold..............................................         30,448         $    296,155              33,310         $    328,462
  Issued as reinvestment of dividends...............         17,376              168,614              13,560              133,432
  Redeemed..........................................       (164,898)          (1,600,025)           (196,694)          (1,936,393)
                                                        ===========         ============         ===========         ============
  Net decrease......................................       (117,074)        $ (1,135,256)           (149,824)        $ (1,474,499)
                                                        ===========         ============         ===========         ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Nations Short-Term Income Fund's Primary B Shares commenced operations on June 28, 1996.

(c) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                             NATIONS STRATEGIC FIXED
                                 NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND                        INCOME FUND
                                PERIOD ENDED                     PERIOD ENDED                     PERIOD ENDED
                          SEPTEMBER 30, 1996(b)(c)            MARCH 31, 1996(a)             SEPTEMBER 30, 1996(b)(c)
                        ----------------------------     ----------------------------     -----------------------------
                          SHARES          DOLLARS          SHARES          DOLLARS          SHARES           DOLLARS
                        -----------------------------------------------------------------------------------------------
PRIMARY A SHARES:
Sold................     11,994,988     $ 48,346,207       8,023,715     $ 33,168,896      28,934,187     $ 282,251,087
Issued in exchange
 for Shares of
 Peachtree Bond Fund
 (Note 9)...........             --               --              --               --       6,826,942        67,043,140
Issued as
 reinvestment of
 dividends..........      1,078,430        4,333,382         504,483        2,082,733       1,322,393        12,921,832
Redeemed............    (13,772,755)     (55,466,287)    (12,928,325)     (53,429,004)    (19,552,469)     (191,266,714)
                        -----------     ------------     -----------     ------------     -----------     -------------
Net increase/
 (decrease).........       (699,337)    $ (2,786,698)     (4,400,127)    $(18,177,375)     17,531,053     $ 170,949,345
                        ===========     ============     ===========     ============     ===========     =============
PRIMARY B SHARES:
Sold................      1,457,682     $  5,858,680                                        1,362,460     $  13,324,428
Issued as
 Reinvestment of
 dividends..........          8,860           35,578                                            1,970            19,232
Redeemed............        (40,249)        (162,264)                                          (9,554)          (93,277)
                        -----------     ------------                                      -----------     -------------
Net increase........      1,426,293     $  5,731,994                                        1,354,876     $  13,250,383
                        ===========     ============                                      ===========     =============
INVESTOR A SHARES:
Sold................        297,898     $  1,201,278         192,318     $    794,577         186,028     $   1,814,693
Issued as
 reinvestment of
 dividends..........        249,369        1,002,022         180,559          745,524          15,403           150,509
Redeemed............     (2,775,210)     (11,145,078)     (1,931,727)      (7,978,410)       (129,194)       (1,263,690)
                        -----------     ------------     -----------     ------------     -----------     -------------
Net increase/
 (decrease).........     (2,227,943)    $ (8,941,778)     (1,558,850)    $ (6,438,309)         72,237     $     701,512
                        ===========     ============     ===========     ============     ===========     =============
INVESTOR C SHARES:
Sold................        152,094     $    610,431           4,936     $     20,431          62,950     $     614,630
Issued as
 reinvestment of
 dividends..........         47,503          190,896          34,127          140,922           1,070            10,461
Redeemed............       (494,392)      (1,979,932)       (323,540)      (1,337,536)        (13,363)         (130,541)
                        -----------     ------------     -----------     ------------     -----------     -------------
Net increase/
 (decrease).........       (294,795)    $ (1,178,605)       (284,477)    $ (1,176,183)         50,657     $     494,550
                        ===========     ============     ===========     ============     ===========     =============
INVESTOR N SHARES:
Sold................        151,920     $    609,228          91,903     $    379,562           8,432     $      81,060
Issued as
 reinvestment of
 dividends..........         48,999          196,889          33,414          137,966           5,110            49,928
Redeemed............       (544,700)      (2,191,274)       (333,038)      (1,374,877)        (25,193)         (246,388)
                        -----------     ------------     -----------     ------------     -----------     -------------
Net decrease........       (343,781)    $ (1,385,157)       (207,721)    $   (857,349)        (11,651)    $    (115,400)
                        ===========     ============     ============    ============     ===========     =============


                             PERIOD ENDED
                           MARCH 31, 1996(a)
                      ---------------------------
                        SHARES         DOLLARS
                        -----------------------------------------------------
PRIMARY A SHARES:
Sold................  10,281,111     $104,671,102
Issued in exchange
 for Shares of
 Peachtree Bond Fund
 (Note 9)...........          --               --
Issued as
 reinvestment of
 dividends..........     645,969        6,558,919
Redeemed............  (8,463,213)     (86,234,731)
                      ----------     ------------
Net increase/
 (decrease).........   2,463,867     $ 24,995,290
                      ==========     ============
PRIMARY B SHARES:
Sold................
Issued as
 reinvestment of
 dividends..........
Redeemed............

Net increase........

INVESTOR A SHARES:
Sold................      55,747     $    570,159
Issued as
 reinvestment of
 dividends..........       8,723           88,613
Redeemed............     (67,518)        (687,119)
                      ----------     ------------
Net increase/
 (decrease).........      (3,048)    $    (28,347)
                      ==========     ============
INVESTOR C SHARES:
Sold................       7,802     $     79,891
Issued as
 reinvestment of
 dividends..........         404            4,103
Redeemed............        (228)          (2,321)
                      ----------     ------------
Net increase/
 (decrease).........       7,978     $     81,673
                      ==========     ============
INVESTOR N SHARES:
Sold................      16,308     $    166,977
Issued as
 reinvestment of
 dividends..........       3,066           31,132
Redeemed............     (20,158)        (205,010)
                      ----------     ------------
Net decrease........        (784)    $     (6,901)
                      ==========     ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Nations Short-Intermediate Government Fund's and Nations Strategic Fixed Income Fund's Primary B Shares commenced operations on June 28, 1996.
(c) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                                NATIONS DIVERSIFIED INCOME
                                          NATIONS GOVERNMENT SECURITIES FUND                               FUND
                                    PERIOD ENDED                      PERIOD ENDED                     PERIOD ENDED
                              SEPTEMBER 30, 1996(c)(d)             MARCH 31, 1996(b)             SEPTEMBER 30, 1996(c)(d)
                              SHARES          DOLLARS           SHARES          DOLLARS          SHARES           DOLLARS
                            -----------------------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold......................  1,058,615      $ 10,046,147       1,429,108      $ 14,525,565      4,179,195       $42,824,047
 Issued in exchange for
   Trust A Shares of
   Nations Mortgage-Backed
   Securities
   Fund (Note 9)...........         --                --       1,913,042        18,401,388            --                 --
 Issued as reinvestment
   of dividends............     19,432           184,213          24,136           238,465       262,874          2,693,473
 Redeemed.................. (1,236,310)      (11,713,856)     (1,627,897)      (16,107,872)     (656,062)        (6,738,826)
                            ----------      ------------      ----------      ------------      --------        -----------
 Net increase/(decrease)...   (158,263)     $ (1,483,496)      1,738,389      $ 17,057,546      3,786,007       $38,778,694
                            ==========      ============      ==========      ============      =========       ===========
PRIMARY B SHARES:
 Sold......................     58,108      $    551,880                                           3,307        $    33,991
 Issued as reinvestment
   of dividends............        105               990                                              51                527
 Redeemed..................     (3,249)          (30,711)                                             --                 --
                            ----------      ------------                                        --------        -----------
 Net increase..............     54,964      $    522,159                                           3,358        $    34,518
                            ==========      ============      ==========      ============      =========       ===========
INVESTOR A SHARES:
 Sold......................     18,724      $    178,206         701,960      $  7,015,566       198,504        $ 2,035,336
 Issued as reinvestment
   of dividends............     21,411           202,961          28,709           283,397        24,933            255,505
 Redeemed..................   (115,767)       (1,100,128)       (633,283)       (6,306,812)     (302,602)        (3,091,790)
                            ----------      ------------      ----------      ------------      --------        -----------
 Net increase/(decrease)...    (75,632)     $   (718,961)         97,386      $    992,151       (79,165)       $  (800,949)
                            ==========      ============      ==========      ============      =========       ===========
INVESTOR C SHARES:
 Sold......................        330      $      3,130          36,493      $    360,644        77,832        $   800,585
 Issued as reinvestment
   of dividends............      4,132            39,167           7,802            77,066         7,483             76,682
 Redeemed..................    (35,702)         (338,068)        (78,586)         (778,163)      (51,585)          (530,427)
                            ----------      ------------      ----------      ------------      --------        -----------
 Net increase/(decrease)...    (31,240)     $   (295,771)        (34,291)     $   (340,453)       33,730        $   346,840
                            ==========      ============      ==========      ============      =========       ===========
INVESTOR N SHARES:
 Sold......................     70,819      $    672,727         528,231      $  5,215,631       227,855        $ 2,381,881
 Issued as reinvestment
   of dividends............     84,111           797,359         161,380         1,594,350       138,140          1,415,631
 Redeemed..................   (639,996)       (6,069,548)     (1,116,861)      (11,044,763)     (909,214)        (9,368,256)
                            ----------      ------------      ----------      ------------      --------        -----------
 Net decrease..............   (485,066)     $ (4,599,462)       (427,250)     $ (4,234,782)     (543,219)       $(5,570,744)
                            ==========      ============      ==========      ============      =========       ===========


                                    PERIOD ENDED
                                  MARCH 31, 1996(a)
                             ---------------------------
                               SHARES          DOLLARS
                             ---------------------------
PRIMARY A SHARES:
 Sold......................     246,328      $ 2,659,348
 Issued in exchange for
   Trust A Shares of
   Nations Mortgage-Backed
   Securities
   Fund (Note 9)...........          --               --
 Issued as reinvestment
   of dividends............      54,957          577,516
 Redeemed..................     (41,015)        (437,893)
                             ----------      -----------
 Net increase/(decrease)...     260,270      $ 2,798,971
                             ==========      ===========
PRIMARY B SHARES:
 Sold......................
 Issued as reinvestment
   of dividends............
 Redeemed..................

 Net increase..............

INVESTOR A SHARES:
 Sold......................     150,996      $ 1,631,309
 Issued as reinvestment
   of dividends............      14,397          154,212
 Redeemed..................    (100,604)      (1,084,762)
                             ----------      -----------
 Net increase/(decrease)...      64,789      $   700,759
                             ==========      ===========
INVESTOR C SHARES:
 Sold......................      29,052      $   309,150
 Issued as reinvestment
   of dividends............       4,283           45,862
 Redeemed..................     (32,809)        (352,825)
                             ----------      -----------
 Net increase/(decrease)...         526      $     2,187
                             ==========      ===========
INVESTOR N SHARES:
 Sold......................     243,789      $ 2,636,764
 Issued as reinvestment
   of dividends............      92,508          991,836
 Redeemed..................    (603,828)      (6,485,971)
                             ----------      -----------
 Net decrease..............    (267,531)     $(2,857,371)
                             ==========      ===========

---------------

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (c) Nations Government Securities Fund's and Nations Diversified Income Fund's Primary B Shares commenced operations on June 28, 1996.
 (d) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   NET INCREASE/      DIVIDENDS    DISTRIBUTIONS
                                     NET ASSET                   NET REALIZED        (DECREASE)         FROM         IN EXCESS
                                       VALUE          NET       AND UNREALIZED         IN NET            NET           OF NET
                                     BEGINNING    INVESTMENT      GAIN/(LOSS)       ASSET VALUE      INVESTMENT      INVESTMENT
                                     OF PERIOD      INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME          INCOME
                                               -----------------------------------------------------------------------
NATIONS SHORT-TERM
INCOME FUND
PRIMARY A
Six months ended 09/30/1996
 (unaudited)........................   $ 9.76        $0.29          $ (0.04)           $ 0.25          $ (0.29)            --
Period ended 03/31/1996(a)#.........     9.84         0.20            (0.08)             0.12            (0.20)            --
Year ended 11/30/1995#..............     9.48         0.61             0.36              0.97            (0.61)            --
Year ended 11/30/1994#..............    10.01         0.50            (0.51)            (0.01)           (0.48)        $(0.02)
Year ended 11/30/1993...............     9.75         0.53             0.26              0.79            (0.53)            --
Period ended 11/30/1992*............    10.00         0.09            (0.25)            (0.16)           (0.09)            --
PRIMARY B
Period ended 09/30/1996*
 (unaudited)........................   $ 9.71        $0.14          $  0.01            $ 0.15          $ (0.14)            --
INVESTOR A
Six months ended 09/30/1996
 (unaudited)........................   $ 9.76        $0.28          $ (0.04)           $ 0.24          $ (0.28)            --
Period ended 03/31/1996(a)#.........     9.84         0.19            (0.08)             0.11            (0.19)            --
Year ended 11/30/1995#..............     9.48         0.59             0.36              0.95            (0.59)            --
Year ended 11/30/1994#..............    10.01         0.48            (0.51)            (0.03)           (0.46)        $(0.02)
Year ended 11/30/1993...............     9.75         0.51             0.26              0.77            (0.51)            --
Period ended 11/30/1992*............    10.00         0.08            (0.26)            (0.18)           (0.07)            --
INVESTOR C
Six months ended 09/30/1996
 (unaudited)........................   $ 9.76        $0.28          $ (0.04)           $ 0.24          $ (0.28)            --
Period ended 03/31/1996(a)#.........     9.84         0.19            (0.08)             0.11            (0.19)            --
Year ended 11/30/1995#..............     9.48         0.57             0.36              0.93            (0.57)            --
Year ended 11/30/1994#..............    10.01         0.46            (0.51)            (0.05)           (0.44)        $(0.02)
Year ended 11/30/1993...............     9.75         0.48             0.26              0.74            (0.48)            --
Period ended 11/30/1992*............    10.00         0.08            (0.26)            (0.18)           (0.07)            --
INVESTOR N
Six months ended 09/30/1996
 (unaudited)........................   $ 9.76        $0.28          $ (0.04)           $ 0.24          $ (0.28)            --
Period ended 03/31/1996(a)#.........     9.84         0.19            (0.08)             0.11            (0.19)            --
Year ended 11/30/1995#..............     9.48         0.57             0.36              0.93            (0.57)            --
Year ended 11/30/1994#..............    10.01         0.47            (0.51)            (0.04)           (0.45)        $(0.02)
Period ended 11/30/1993*............     9.94         0.22             0.07              0.29            (0.22)            --

---------------
* Nations Short-Term Income Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                RATIO OF         RATIO OF
                      TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
DISTRIBUTIONS       DIVIDENDS         VALUE                      END OF         EXPENSES          INCOME         PORTFOLIO
    FROM               AND           END OF        TOTAL         PERIOD        TO AVERAGE       TO AVERAGE        TURNOVER
   CAPITAL        DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)      NET ASSETS       NET ASSETS          RATE
---------------------------------------------------------------------------------------------------------------------------
        --           $ (0.29)        $  9.72         2.63%      $ 182,179         0.55%+(b)        6.01%+             81%
        --             (0.20)           9.76         1.19         179,957         0.55+(b)         6.07+              73
        --             (0.61)           9.84        10.48         169,291         0.56(b)          6.32              224
   $ (0.02)            (0.52)           9.48        (0.11)        176,712         0.50(b)          5.23              293
        --             (0.53)          10.01         8.26         201,738         0.37             5.27              121
        --             (0.09)           9.75        (1.58)+++     190,680         0.30+            5.54+              45
        --           $ (0.14)        $  9.72         1.53%      $     454         0.90%+(b)        5.66%+             81%
        --           $ (0.28)        $  9.72         2.53%      $   5,725         0.75%+(b)        5.81%+             81%
        --             (0.19)           9.76         1.13           2,810         0.75+(b)         5.87+              73
        --             (0.59)           9.84        10.29           2,969         0.76(b)          6.12              224
   $ (0.02)            (0.50)           9.48        (0.33)          2,490         0.71(b)          5.02              293
        --             (0.51)          10.01         8.03          11,205         0.57             5.07              121
        --             (0.07)           9.75        (1.81)+++         254         0.45+            5.39+              45
        --           $ (0.28)        $  9.72         2.45%      $   4,631         0.90%+(b)        5.66%+             81%
        --             (0.19)           9.76         1.07           6,121         0.90+(b)         5.72+              73
        --             (0.57)           9.84        10.08           6,056      0.91(b)             5.97              224
   $ (0.02)            (0.48)           9.48        (0.51)          8,102      0.89(b)             4.84              293
        --             (0.48)          10.01         7.73          19,851         0.87             4.77              121
        --             (0.07)           9.75        (1.82)+++       6,747         0.80+            5.04+              45
        --           $ (0.28)        $  9.72         2.45%      $   6,172         0.90%+(b)        5.66%+             81%
        --             (0.19)           9.76         1.08           7,339         0.90+(b)         5.72+              73
        --             (0.57)           9.84        10.10           8,873      0.91(b)             5.97              224
   $ (0.02)            (0.49)           9.48        (0.46)         16,550      0.85(b)             4.88              293
        --             (0.22)          10.01         2.96          39,861         0.72+            4.92+             121

    WITHOUT WAIVERS AND/OR
   OPERATING          NET
  EXPENSES TO      INVESTMENT
    AVERAGE        INCOME PER
   NET ASSETS        SHARE
---------------------------------------------------------------------
      0.85%+         $ 0.28
      0.88+            0.19
      0.86             0.58
      0.82             0.47
      0.79             0.48
      0.90+            0.08
      1.20%+         $ 0.13
      1.05%+         $ 0.27
      1.08+            0.18
      1.06             0.56
      1.03             0.45
      0.99             0.48
      1.05+            0.07
      1.20%+         $ 0.27
      1.23+            0.18
      1.21             0.54
      1.21             0.43
      1.29             0.45
      1.40+            0.07
      1.20%+         $ 0.27
      1.23+            0.18
      1.21             0.54
      1.17             0.44
      1.14+            0.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               NET INCREASE/      DIVIDENDS
                                                 NET ASSET                   NET REALIZED        (DECREASE)         FROM
                                                   VALUE          NET       AND UNREALIZED         IN NET            NET
                                                 BEGINNING    INVESTMENT      GAIN/(LOSS)       ASSET VALUE      INVESTMENT
                                                 OF PERIOD      INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME
                                                 ---------------------------------------------------------------------------
NATIONS SHORT-INTERMEDIATE
GOVERNMENT FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited).........   $ 4.07        $0.11          $ (0.04)           $ 0.07          $ (0.11)
Period ended 03/31/1996(b)#.....................     4.14         0.07            (0.07)             0.00            (0.07)
Year ended 11/30/1995#..........................     3.93         0.24             0.21              0.45            (0.24)
Year ended 11/30/1994...........................     4.28         0.23            (0.33)            (0.10)           (0.23)
Year ended 11/30/1993...........................     4.16         0.23             0.14              0.37            (0.23)
Year ended 11/30/1992...........................     4.17         0.28            (0.01)             0.27            (0.28)
Period ended 11/30/1991*........................     4.00##       0.10             0.17              0.27            (0.10)
PRIMARY B
Period ended 09/30/1996* (unaudited)............   $ 4.02        $0.05          $  0.01            $ 0.06          $ (0.05)
INVESTOR A
Six months ended 09/30/1996 (unaudited).........   $ 4.07        $0.11          $ (0.04)           $ 0.07          $ (0.11)
Period ended 03/31/1996(b)#.....................     4.14         0.07            (0.07)             0.00            (0.07)
Year ended 11/30/1995#..........................     3.93         0.23             0.21              0.44            (0.23)
Year ended 11/30/1994...........................     4.28         0.22            (0.33)            (0.11)           (0.22)
Year ended 11/30/1993...........................     4.16         0.22             0.14              0.36            (0.22)
Year ended 11/30/1992...........................     4.17         0.27            (0.01)             0.26            (0.27)
Period ended 11/30/1991*........................     4.00##       0.10             0.17              0.27            (0.10)
INVESTOR C
Six months ended 09/30/1996 (unaudited).........   $ 4.07        $0.10          $ (0.04)           $ 0.06          $ (0.10)
Period ended 03/31/1996(b)#.....................     4.14         0.07            (0.07)             0.00            (0.07)
Year ended 11/30/1995#..........................     3.93         0.22             0.21              0.43            (0.22)
Year ended 11/30/1994...........................     4.28         0.20            (0.33)            (0.13)           (0.20)
Year ended 11/30/1993...........................     4.16         0.20             0.14              0.34            (0.20)
Period ended 11/30/1992*........................     4.19         0.10            (0.03)             0.07            (0.10)
INVESTOR N
Six months ended 09/30/1996 (unaudited).........   $ 4.07        $0.10          $ (0.04)           $ 0.06          $ (0.10)
Period ended 03/31/1996(b)#.....................     4.14         0.07            (0.07)             0.00            (0.07)
Year ended 11/30/1995#..........................     3.93         0.21             0.21              0.42            (0.21)
Year ended 11/30/1994...........................     4.28         0.20            (0.33)            (0.13)           (0.20)
Period ended 11/30/1993*........................     4.26         0.09             0.02              0.11            (0.09)

                                                  DISTRIBUTIONS    DISTRIBUTIONS
                                                    IN EXCESS         FROM NET
                                                      OF NET          REALIZED
                                                    INVESTMENT        CAPITAL
                                                      INCOME           GAINS
                                                 -----------------------------------------------
                                                 <
NATIONS SHORT-INTERMEDIATE
GOVERNMENT FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)#.....................      $(0.00)(a)           --
Year ended 11/30/1995#..........................       (0.00)(a)           --
Year ended 11/30/1994...........................       (0.00)(a)       $(0.02)
Year ended 11/30/1993...........................          --            (0.02)
Year ended 11/30/1992...........................          --               --
Period ended 11/30/1991*........................          --               --
PRIMARY B
Period ended 09/30/1996* (unaudited)............          --               --
INVESTOR A
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)#.....................      $(0.00)(a)           --
Year ended 11/30/1995#..........................       (0.00)(a)           --
Year ended 11/30/1994...........................       (0.00)(a)       $(0.02)
Year ended 11/30/1993...........................          --            (0.02)
Year ended 11/30/1992...........................          --               --
Period ended 11/30/1991*........................          --               --
INVESTOR C
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)#.....................      $(0.00)(a)           --
Year ended 11/30/1995#..........................       (0.00)(a)           --
Year ended 11/30/1994...........................       (0.00)(a)       $(0.02)
Year ended 11/30/1993...........................          --            (0.02)
Period ended 11/30/1992*........................          --               --
INVESTOR N
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)#.....................      $(0.00)(a)           --
Year ended 11/30/1995#..........................       (0.00)(a)           --
Year ended 11/30/1994...........................       (0.00)(a)       $(0.02)
Period ended 11/30/1993*........................          --               --

---------------
* Nations Short-Intermediate Government Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on August 1, 1991, June 28, 1996, August 5, 1991, June 17, 1992 and June 7, 1993,
     respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
## Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
### Amount represents less than 0.01%.
(a) Amount represents less than $0.01.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                              RATIO OF         RATIO OF
    TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
  DIVIDENDS         VALUE                      END OF         EXPENSES          INCOME         PORTFOLIO
     AND           END OF        TOTAL         PERIOD        TO AVERAGE       TO AVERAGE        TURNOVER
DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)      NET ASSETS       NET ASSETS          RATE
------------------------------------------------------------------------------------------------------------
   $ (0.11)         $4.03          1.87%      $ 393,234         0.65%+(c)        5.66%+            228%
     (0.07)          4.07          0.07         399,915         0.63+            5.32+             189
     (0.24)          4.14         11.70         425,200      0.60(c)             5.88              328
     (0.25)          3.93         (2.23)        433,278      0.59(c)             5.76              133
     (0.25)          4.28          9.03         443,426         0.55             5.40               92
     (0.28)          4.16          6.70+++      360,497         0.37             6.48               25
     (0.10)          4.17          6.81+++      158,435         0.08+            7.21+              11
   $ (0.05)         $4.03          1.64%      $   5,746         1.00%+(c)        5.31%+            228%
   $ (0.11)         $4.03          1.76%      $  47,843         0.85%+(c)        5.46%+            228%
     (0.07)          4.07          0.00###       57,381         0.83+            5.12+             189
     (0.23)          4.14         11.48          64,848      0.80(c)             5.68              328
     (0.24)          3.93         (2.41)         77,128      0.77(c)             5.58              133
     (0.24)          4.28          8.85         173,449         0.70             5.25               92
     (0.27)          4.16          6.61         188,624         0.48             6.34               25
     (0.10)          4.17          6.81+++       53,874         0.08+            7.21+              11
   $ (0.10)         $4.03          1.61%      $  10,517         1.15%+(c)        5.16%+            228%
     (0.07)          4.07         (0.10)         11,820         1.13+            4.82+             189
     (0.22)          4.14         11.15          13,206         1.10(c)          5.38              328
     (0.22)          3.93         (2.80)         16,725         1.17(c)          5.18              133
     (0.22)          4.28          8.20          31,440         1.30             4.65               92
     (0.10)          4.16          1.64+++       24,352         1.18+            4.80+              25
   $ (0.10)         $4.03          1.56%      $  12,270         1.25%+(c)        5.06%+            228%
     (0.07)          4.07         (0.13)         13,789         1.23+            4.72+             189
     (0.21)          4.14         11.02          14,893      1.20(c)             5.28              328
     (0.22)          3.93         (2.81)         10,974      1.19(c)             5.16              133
     (0.09)          4.28          2.65           8,847         1.15+            4.80+              92


        WITHOUT WAIVERS
        AND/OR EXPENSE
        REIMBURSEMENTS
-----------------------------
   RATIO OF
   OPERATING          NET
 EXPENSES TO      INVESTMENT
   AVERAGE        INCOME PER
  NET ASSETS         SHARE
-----------------------------
      0.85%+         $ 0.11
      0.86+            0.06
      0.80             0.23
      0.80             0.22
      0.79             0.22
      0.77             0.26
      0.82+            0.00(a)
      1.20%+         $ 0.05
      1.05%+         $ 0.11
      1.06+            0.06
      1.00             0.22
      0.98             0.21
      0.94             0.21
      0.88             0.25
      0.82+            0.00(a)
      1.35%+         $ 0.10
      1.36+            0.06
      1.30             0.21
      1.38             0.19
      1.54             0.19
      1.44+            0.09
      1.45%+         $ 0.10
      1.46+            0.06
      1.40             0.20
      1.40             0.19
      1.39+            0.09

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                NET INCREASE/     DIVIDENDS
                                                 NET ASSET                    NET REALIZED       (DECREASE)          FROM
                                                   VALUE          NET        AND UNREALIZED        IN NET            NET
                                                 BEGINNING     INVESTMENT     GAIN/(LOSS)        ASSET VALUE      INVESTMENT
                                                 OF PERIOD       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME
                                                 ---------------------------------------------------------------------------
NATIONS STRATEGIC FIXED INCOME FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited)........    $ 9.93        $ 0.28          $(0.12)           $  0.16          $(0.28)
Period ended 03/31/1996(a).....................     10.22          0.19           (0.29)             (0.10)          (0.19)
Year ended 11/30/1995..........................      9.32          0.59            0.90               1.49           (0.59)
Year ended 11/30/1994..........................     10.55          0.53           (0.89)             (0.36)          (0.51)
Year ended 11/30/1993..........................      9.94          0.56            0.62               1.18           (0.56)
Period ended 11/30/1992*.......................     10.00          0.05           (0.06)             (0.01)          (0.05)
PRIMARY B
Period ended 09/30/1996* (unaudited)...........    $ 9.81        $ 0.13          $ 0.00            $  0.13          $(0.13)
INVESTOR A
Six months ended 09/30/1996 (unaudited)........    $ 9.93        $ 0.27          $(0.12)           $  0.15          $(0.27)
Period ended 03/31/1996(a).....................     10.22          0.18           (0.29)             (0.11)          (0.18)
Year ended 11/30/1995..........................      9.32          0.57            0.90               1.47           (0.57)
Year ended 11/30/1994..........................     10.55          0.51           (0.89)             (0.38)          (0.49)
Year ended 11/30/1993..........................      9.94          0.54            0.62               1.16           (0.54)
Period ended 11/30/1992*.......................      9.99          0.01           (0.06)             (0.05)             --
INVESTOR C
Six months ended 09/30/1996 (unaudited)........    $ 9.93        $ 0.26          $(0.12)           $  0.14          $(0.26)
Period ended 03/31/1996(a).....................     10.22          0.17           (0.29)             (0.12)          (0.17)
Year ended 11/30/1995..........................      9.32          0.54            0.90               1.44           (0.54)
Year ended 11/30/1994..........................     10.55          0.47           (0.89)             (0.42)          (0.45)
Year ended 11/30/1993..........................      9.94          0.48            0.62               1.10           (0.48)
Period ended 11/30/1992*.......................      9.97          0.02           (0.04)             (0.02)          (0.01)
INVESTOR N
Six months ended 09/30/1996 (unaudited)........    $ 9.93        $ 0.25          $(0.12)           $  0.13          $(0.25)
Period ended 03/31/1996(a).....................     10.22          0.16           (0.29)             (0.13)          (0.16)
Year ended 11/30/1995..........................      9.32          0.53            0.90               1.43           (0.53)
Year ended 11/30/1994..........................     10.55          0.47           (0.89)             (0.42)          (0.45)
Period ended 11/30/1993*.......................     10.39          0.21            0.17               0.38           (0.21)


                                                   IN EXCESS        FROM NET
                                                    OF NET          REALIZED
                                                  INVESTMENT         CAPITAL
                                                    INCOME            GAINS
                                                 <
                                                 --------------------------------------------------------------------------

NATIONS STRATEGIC FIXED INCOME FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited)........          --               --
Period ended 03/31/1996(a).....................          --               --
Year ended 11/30/1995..........................          --               --
Year ended 11/30/1994..........................     $ (0.02)         $ (0.34)
Year ended 11/30/1993..........................          --            (0.01)
Period ended 11/30/1992*.......................          --               --
PRIMARY B
Period ended 09/30/1996* (unaudited)...........          --               --
INVESTOR A
Six months ended 09/30/1996 (unaudited)........          --               --
Period ended 03/31/1996(a).....................          --               --
Year ended 11/30/1995..........................          --               --
Year ended 11/30/1994..........................     $ (0.02)         $ (0.34)
Year ended 11/30/1993..........................          --            (0.01)
Period ended 11/30/1992*.......................          --               --
INVESTOR C
Six months ended 09/30/1996 (unaudited)........          --               --
Period ended 03/31/1996(a).....................          --               --
Year ended 11/30/1995..........................          --               --
Year ended 11/30/1994..........................     $ (0.02)         $ (0.34)
Year ended 11/30/1993..........................          --            (0.01)
Period ended 11/30/1992*.......................          --               --
INVESTOR N
Six months ended 09/30/1996 (unaudited)........          --               --
Period ended 03/31/1996(a).....................          --               --
Year ended 11/30/1995..........................          --               --
Year ended 11/30/1994..........................     $ (0.02)         $ (0.34)
Period ended 11/30/1993*.......................          --            (0.01)

---------------

*    Nations Strategic Fixed Income Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on October 30, 1992, June 28, 1996, November 19, 1992, November 16, 1992 and June 7, 1993, respectively.
+    Annualized.
++   Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
(a)  Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b)  The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                                RATIO OF          RATIO OF
                  NET ASSET                   NET ASSETS        OPERATING      NET INVESTMENT
    TOTAL           VALUE                       END OF          EXPENSES           INCOME         PORTFOLIO
DIVIDENDS AND      END OF        TOTAL          PERIOD         TO AVERAGE        TO AVERAGE        TURNOVER
DISTRIBUTIONS      PERIOD       RETURN++      (IN 000'S)       NET ASSETS        NET ASSETS          RATE
---------------------------------------------------------------------------------------------------------------
   $ (0.28)        $  9.81         1.68%       $ 986,087           0.71%+           5.77%+            210%
     (0.19)           9.93        (1.04)         823,890       0.72+(b)             5.49+             133
     (0.59)          10.22        16.45          823,098           0.71             6.05              228
     (0.87)           9.32        (3.58)         550,697           0.68             5.43              307
     (0.57)          10.55        12.05          545,538           0.61             5.40              161
     (0.05)           9.94        (0.11)+++      581,329           0.26+            6.15+              12
   $ (0.13)        $  9.81         1.39%       $  13,285           1.21%+           5.27%+            210%
   $ (0.27)        $  9.81         1.58%       $   7,073           0.91%+           5.57%+            210%
     (0.18)           9.93        (1.11)           6,440           0.92+(b)         5.29+             133
     (0.57)          10.22        16.22            6,662           0.91             5.85              228
     (0.85)           9.32        (3.76)             967           0.86             5.25              307
     (0.55)          10.55        11.88            1,138           0.76             5.25              161
        --            9.94        (0.49)+++          113           0.40+            6.00+              12
   $ (0.26)        $  9.81         1.43%       $     793           1.21%+           5.27%+            210%
     (0.17)           9.93        (1.22)             299           1.22+(b)         4.99+             133
     (0.54)          10.22        15.87              227           1.21             5.55              228
     (0.81)           9.32        (4.14)              41           1.43             4.68              307
     (0.49)          10.55        11.20               65           1.36             4.65              161
     (0.01)           9.94        (0.22)+++           84           1.03+            5.40+              12
   $ (0.25)        $  9.81         1.35%       $   2,352           1.36%+           5.12%+            210%
     (0.16)           9.93        (1.26)           2,496           1.37+(b)         4.84+             133
     (0.53)          10.22        15.70            2,578           1.36             5.40              228
     (0.81)           9.32        (4.21)           2,145           1.33             4.78              307
     (0.22)          10.55         3.64            1,620           1.26+            4.75+             161




      WITHOUT WAIVERS
      AND/OR EXPENSE
      REIMBURSEMENTS
---------------------------
  RATIO OF
  OPERATING        NET
 EXPENSES TO    INVESTMENT
   AVERAGE      INCOME PER
  NET ASSETS      SHARE
---------------------------
      0.81%+
      0.83+      $ 0.28
      0.81         0.19
      0.76         0.58
      0.77         0.52
      0.86+        0.55
      1.31%+       0.04
      1.01%+     $ 0.13
      1.03+      $ 0.27
      1.01         0.18
      0.94         0.56
      0.92         0.50
      1.00+        0.53
      1.31%+       0.01
      1.33+      $ 0.26
      1.31         0.17
      1.51         0.53
      1.52         0.46
      1.63+        0.47
      1.46%+       0.02
      1.48+      $ 0.25
      1.46         0.16
      1.41         0.52
      1.42+        0.46
                   0.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                              NET INCREASE/     DIVIDENDS
                                               NET ASSET                    NET REALIZED       (DECREASE)          FROM
                                                 VALUE          NET        AND UNREALIZED        IN NET            NET
                                               BEGINNING     INVESTMENT     GAIN/(LOSS)        ASSET VALUE      INVESTMENT
                                               OF PERIOD       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME
                                               ---------------------------------------------------------------------------
NATIONS GOVERNMENT SECURITIES FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited)......    $ 9.67        $ 0.30          $(0.15)           $  0.15          $(0.30)
Period ended 03/31/1996(a)#..................      9.86          0.52           (0.19)              0.33           (0.50)
Year ended 05/31/1995#.......................      9.80          0.64            0.06               0.70           (0.60)
Year ended 05/31/1994........................     10.46          0.64           (0.61)              0.03           (0.58)
Year ended 05/31/1993#.......................     10.36          0.71            0.13               0.84           (0.70)
Year ended 05/31/1992........................     10.05          0.74            0.37               1.11           (0.77)
Period ended 05/31/1991*.....................     10.00          0.10            0.02               0.12           (0.07)
PRIMARY B
Period ended 09/30/1996* (unaudited).........    $ 9.51        $ 0.14          $ 0.01            $  0.15          $(0.14)
INVESTOR A
Six months ended 09/30/1996 (unaudited)......    $ 9.67        $ 0.28          $(0.15)           $  0.13          $(0.28)
Period ended 03/31/1996(a)#..................      9.86          0.50           (0.19)              0.31           (0.48)
Year ended 05/31/1995#.......................      9.80          0.61            0.06               0.67           (0.57)
Year ended 05/31/1994........................     10.46          0.62           (0.61)              0.01           (0.56)
Year ended 05/31/1993#.......................     10.36          0.66            0.16               0.82           (0.68)
Year ended 05/31/1992........................     10.05          0.71            0.38               1.09           (0.75)
Period ended 05/31/1991*.....................     10.01          0.09            0.02               0.11           (0.07)
INVESTOR C
Six months ended 09/30/1996 (unaudited)......    $ 9.67        $ 0.27          $(0.15)           $  0.12          $(0.27)
Period ended 03/31/1996(a)#..................      9.86          0.47           (0.19)              0.28           (0.45)
Year ended 05/31/1995#.......................      9.80          0.57            0.06               0.63           (0.53)
Year ended 05/31/1994........................     10.46          0.55           (0.61)             (0.06)          (0.50)
Period ended 05/31/1993*#....................     10.52          0.59            0.02               0.61           (0.63)
INVESTOR N
Six months ended 09/30/1996 (unaudited)......    $ 9.67        $ 0.27          $(0.15)           $  0.12          $(0.27)
Period ended 03/31/1996(a)#..................      9.86          0.47           (0.19)              0.28           (0.45)
Year ended 05/31/1995#.......................      9.80          0.58            0.06               0.64           (0.54)
Period ended 05/31/1994*.....................     10.49          0.54           (0.64)             (0.10)          (0.49)


                                                 IN EXCESS         IN EXCESS
                                                  OF NET        OF NET REALIZED
                                                INVESTMENT          CAPITAL
                                                  INCOME             GAINS
                                               <
                                               ---------------------------------------------------------------------------

NATIONS GOVERNMENT SECURITIES FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited)......          --                --
Period ended 03/31/1996(a)#..................     $ (0.02)               --
Year ended 05/31/1995#.......................          --                --
Year ended 05/31/1994........................       (0.02)          $ (0.05)
Year ended 05/31/1993#.......................          --             (0.04)
Year ended 05/31/1992........................          --             (0.03)
Period ended 05/31/1991*.....................          --                --
PRIMARY B
Period ended 09/30/1996* (unaudited).........          --                --
INVESTOR A
Six months ended 09/30/1996 (unaudited)......          --                --
Period ended 03/31/1996(a)#..................     $ (0.02)               --
Year ended 05/31/1995#.......................          --                --
Year ended 05/31/1994........................       (0.02)          $ (0.05)
Year ended 05/31/1993#.......................          --             (0.04)
Year ended 05/31/1992........................          --             (0.03)
Period ended 05/31/1991*.....................          --                --
INVESTOR C
Six months ended 09/30/1996 (unaudited)......          --                --
Period ended 03/31/1996(a)#..................     $ (0.02)               --
Year ended 05/31/1995#.......................          --                --
Year ended 05/31/1994........................       (0.01)          $ (0.05)
Period ended 05/31/1993*#....................          --             (0.04)
INVESTOR N
Six months ended 09/30/1996 (unaudited)......          --                --
Period ended 03/31/1996(a)#..................     $ (0.02)               --
Year ended 05/31/1995#.......................          --                --
Period ended 05/31/1994*.....................       (0.01)          $ (0.05)

---------------

*    Nations Government Securities Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on April 11, 1991, June 28, 1996, April 17, 1991, July 6, 1992 and June 7, 1993, respectively.
+    Annualized.
++   Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
#    Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a)  Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b)  The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  RATIO OF          RATIO OF
                                    NET ASSET                   NET ASSETS        OPERATING      NET INVESTMENT
DISTRIBUTIONS         TOTAL           VALUE                       END OF          EXPENSES           INCOME         PORTFOLIO
    FROM          DIVIDENDS AND      END OF        TOTAL          PERIOD         TO AVERAGE        TO AVERAGE        TURNOVER
   CAPITAL        DISTRIBUTIONS      PERIOD       RETURN++      (IN 000'S)       NET ASSETS        NET ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------
        --           $ (0.30)        $  9.52         1.57%        $53,571            0.80%+           6.22%+            196%
        --             (0.52)           9.67         3.41          55,962            0.80+(b)         6.36+             199
   $ (0.04)            (0.64)           9.86         7.55          39,909            0.76             6.69              413
     (0.04)            (0.69)           9.80         0.06          44,536            0.73             6.08               56
        --             (0.74)          10.46         8.37          40,472            0.85             6.67              103
        --             (0.80)          10.36        11.43+++       42,256            1.06             7.15              130
        --             (0.07)          10.05         1.19+++       10,047            1.10+            7.18+               5
        --           $ (0.14)        $  9.52         1.54%        $   523            1.30%+           5.72%+            196%
        --           $ (0.28)        $  9.52         1.44%        $10,758            1.05%+           5.97%+            196%
        --             (0.50)           9.67         3.20          11,662            1.05+(b)         6.11+             199
   $ (0.04)            (0.61)           9.86         7.29          10,928            1.01             6.44              413
     (0.04)            (0.67)           9.80        (0.11)         14,044            0.90             5.91               56
        --             (0.72)          10.46         8.18          15,354            1.00             6.52              103
        --             (0.78)          10.36        11.18+++        3,326            1.31             6.90              130
        --             (0.07)          10.05         1.07+++          661            1.35+            7.22+               5
        --           $ (0.27)        $  9.52         1.31%        $ 2,220            1.30%+           5.72%+            196%
        --             (0.47)           9.67         2.83           2,558            1.48+(b)         5.68+             199
   $ (0.04)            (0.57)           9.86         6.76           2,945            1.51             5.94              413
     (0.04)            (0.60)           9.80        (0.69)          5,265            1.48             5.33               56
        --             (0.67)          10.46         5.37           5,998            1.60+            5.92+             103
        --           $ (0.27)        $  9.52         1.24%        $45,536            1.45%+           5.57%+            196%
        --             (0.47)           9.67         2.85          50,958            1.45+(b)         5.71+             199
   $ (0.04)            (0.58)           9.86         6.86          56,155            1.41             6.04              413
     (0.04)            (0.59)           9.80        (1.09)         56,313            1.38+            5.43+              56

      WITHOUT WAIVERS
      AND/OR EXPENSE
      REIMBURSEMENTS
---------------------------
  RATIO OF
  OPERATING        NET
 EXPENSES TO    INVESTMENT
   AVERAGE      INCOME PER
  NET ASSETS      SHARE
---------------------------
    0.93%+        $ 0.29
    0.95+           0.51
    0.94            0.62
    0.94            0.61
    1.00            0.60
    1.72            0.07
    1.69+++         0.09+++
    1.43%+        $ 0.13
    1.18%+        $ 0.27
    1.20+           0.49
    1.19            0.59
    1.11            0.59
    1.15            0.55
    1.97            0.07
    1.94+++         0.08+++
    1.43%+        $ 0.26
    1.63+           0.46
    1.69            0.55
    1.69            0.53
    1.75+           0.42
    1.58%+        $ 0.26
    1.60+           0.46
    1.59            0.56
    1.59+           0.52

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               NET INCREASE/      DIVIDENDS
                                                 NET ASSET                   NET REALIZED        (DECREASE)         FROM
                                                   VALUE          NET       AND UNREALIZED         IN NET            NET
                                                 BEGINNING    INVESTMENT      GAIN/(LOSS)       ASSET VALUE      INVESTMENT
                                                 OF PERIOD      INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME
                                                 ---------------------------------------------------------------------------
NATIONS DIVERSIFIED
INCOME FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited).........   $10.42        $0.35          $ (0.11)           $ 0.24          $ (0.35)
Period ended 03/31/1996(b)......................    10.82         0.23            (0.40)            (0.17)           (0.23)
Year ended 11/30/1995...........................     9.67         0.73             1.15              1.88            (0.73)
Year ended 11/30/1994#..........................    10.88         0.74            (1.06)            (0.32)           (0.74)
Year ended 11/30/1993#..........................     9.97         0.78             0.91              1.69            (0.78)
Period ended 11/30/1992*........................    10.00         0.06            (0.03)             0.03            (0.06)
PRIMARY B
Period ended 09/30/1996* (unaudited)............   $10.28        $0.16          $  0.03            $ 0.19          $ (0.16)
INVESTOR A
Six months ended 09/30/1996 (unaudited).........   $10.42        $0.33          $ (0.11)           $ 0.22          $ (0.33)
Period ended 03/31/1996(b)......................    10.82         0.22            (0.40)            (0.18)           (0.22)
Year ended 11/30/1995...........................     9.67         0.71             1.15              1.86            (0.71)
Year ended 11/30/1994#..........................    10.88         0.72            (1.06)            (0.34)           (0.72)
Year ended 11/30/1993#..........................     9.96         0.76             0.92              1.68            (0.76)
Period ended 11/30/1992*........................    10.02         0.01            (0.06)            (0.05)           (0.01)
INVESTOR C
Six months ended 09/30/1996 (unaudited).........   $10.42        $0.32          $ (0.11)           $ 0.21          $ (0.32)
Period ended 03/31/1996(b)......................    10.82         0.21            (0.40)            (0.19)           (0.21)
Year ended 11/30/1995...........................     9.67         0.66             1.15              1.81            (0.66)
Year ended 11/30/1994#..........................    10.88         0.67            (1.06)            (0.39)           (0.67)
Year ended 11/30/1993#..........................     9.96         0.70             0.92              1.62            (0.70)
Period ended 11/30/1992*........................     9.93         0.03             0.02              0.05            (0.02)
INVESTOR N
Six months ended 09/30/1996 (unaudited).........   $10.42        $0.31          $ (0.11)           $ 0.20          $ (0.31)
Period ended 03/31/1996(b)......................    10.82         0.21            (0.40)            (0.19)           (0.21)
Year ended 11/30/1995...........................     9.67         0.66             1.15              1.81            (0.66)
Year ended 11/30/1994#..........................    10.88         0.67            (1.06)            (0.39)           (0.67)
Period ended 11/30/1993*#.......................    10.59         0.30             0.29              0.59            (0.30)

                                                  DISTRIBUTIONS    DISTRIBUTIONS
                                                    IN EXCESS         FROM NET
                                                      OF NET          REALIZED
                                                    INVESTMENT        CAPITAL
                                                      INCOME           GAINS
                                                 ---------------------------------------------------------------------------

NATIONS DIVERSIFIED
INCOME FUND
PRIMARY A
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)......................          --               --
Year ended 11/30/1995...........................          --               --
Year ended 11/30/1994#..........................      $(0.00)(a)       $(0.15)
Year ended 11/30/1993#..........................          --               --
Period ended 11/30/1992*........................          --               --
PRIMARY B
Period ended 09/30/1996* (unaudited)............          --               --
INVESTOR A
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)......................          --               --
Year ended 11/30/1995...........................          --               --
Year ended 11/30/1994#..........................      $(0.00)(a)       $(0.15)
Year ended 11/30/1993#..........................          --               --
Period ended 11/30/1992*........................          --               --
INVESTOR C
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)......................          --               --
Year ended 11/30/1995...........................          --               --
Year ended 11/30/1994#..........................      $(0.00)(a)       $(0.15)
Year ended 11/30/1993#..........................          --               --
Period ended 11/30/1992*........................          --               --
INVESTOR N
Six months ended 09/30/1996 (unaudited).........          --               --
Period ended 03/31/1996(b)......................          --               --
Year ended 11/30/1995...........................          --               --
Year ended 11/30/1994#..........................      $(0.00)(a)       $(0.15)
Period ended 11/30/1993*#.......................          --               --

---------------

* Nations Diversified Income Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on October 30, 1992, June 28, 1996, November 25, 1992, November 9, 1992 and June 7, 1993, respectively.
+  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Amount represents less than $0.01.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                                   RATIO OF          RATIO OF
        TOTAL         NET ASSET                    NET ASSETS      OPERATING      NET INVESTMENT
      DIVIDENDS         VALUE                        END OF        EXPENSES           INCOME          PORTFOLIO
         AND            END OF         TOTAL         PERIOD       TO AVERAGE        TO AVERAGE         TURNOVER
    DISTRIBUTIONS       PERIOD       RETURN++      (IN 000'S)     NET ASSETS        NET ASSETS           RATE
--------------------------------------------------------------------------------------------------------------------
       $ (0.35)         $10.31          2.33%       $103,471          0.76%+            6.71%+            156%
         (0.23)          10.42         (1.59)         65,081          0.77+             6.49+              69
         (0.73)          10.82         20.11          64,800          0.80              7.03               96
         (0.89)           9.67         (3.05)         22,298          0.74              7.31              144
         (0.78)          10.88         17.40          28,553          0.55              7.02               86
         (0.06)           9.97          0.32+++       23,962          0.25+             7.76+              46
       $ (0.16)         $10.31          1.85%       $     35          1.26%+            6.21%+            156%
       $ (0.33)         $10.31          2.20%       $ 12,382          1.01%+            6.46%+            156%
         (0.22)          10.42         (1.67)         13,332          1.02+             6.24+              69
         (0.71)          10.82         19.82          13,150          1.05              6.78               96
         (0.87)           9.67         (3.26)         10,819          0.96              7.09              144
         (0.76)          10.88         17.32          13,291          0.70              6.87               86
         (0.01)           9.96         (0.49)+++          18          0.40+             7.61+              46
       $ (0.32)         $10.31          2.07%       $  3,767          1.26%+            6.21%+            156%
         (0.21)          10.42         (1.77)          3,454          1.33+             5.93+              69
         (0.66)          10.82         19.22           3,582          1.55              6.28               96
         (0.82)           9.67         (3.77)          2,636          1.49              6.56              144
         (0.70)          10.88         16.65           3,633          1.30              6.27               86
         (0.02)           9.96          0.54+++          149          1.00+             7.01+              46
       $ (0.31)         $10.31          1.94%       $ 78,243          1.51%+            5.96%+            156%
         (0.21)          10.42         (1.83)         84,692          1.52+             5.74+              69
         (0.66)          10.82         19.22          90,887          1.55              6.28               96
         (0.82)           9.67         (3.77)         55,058          1.49              6.56              144
         (0.30)          10.88          5.58          24,630          1.30+             6.27+              86
      WITHOUT WAIVERS
      AND/OR EXPENSE
      REIMBURSEMENTS
---------------------------
  RATIO OF
  OPERATING        NET
 EXPENSES TO    INVESTMENT
   AVERAGE      INCOME PER
  NET ASSETS      SHARE
---------------------------
   0.86%+         $ 0.35
   0.87+            0.23
   0.93             0.72
   0.95             0.72
   0.95             0.70
   0.85+            0.05
   1.36%+         $ 0.16
   1.11%+         $ 0.33
   1.12+            0.22
   1.18             0.70
   1.17             0.70
   1.10             0.70
   1.00+            0.01
   1.36%+         $ 0.32
   1.43+            0.21
   1.68             0.65
   1.70             0.65
   1.70             0.64
   1.60+            0.03
   1.61%+         $ 0.31
   1.62+            0.21
   1.68             0.65
   1.70             0.65
   1.70+            0.27

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end investment companies. As of the date of this report, the Trust offers thirty-two separate portfolios and the Company offers five separate portfolios. Information presented in these financial statements pertains only to: Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations Strategic Fixed Income Fund, Nations Government Securities Fund and Nations Diversified Income Fund, (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust and the Company are presented under separate cover. The Funds currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor C Shares and Investor N Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differs from the interests of any other class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities are valued using broker quotations or prices provided by a pricing service. Certain securities are valued using broker quotations that are based on a matrix pricing system which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value under the supervision of the Board of Trustees or the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral securities is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with its investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees and the Board of Directors, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Dollar Roll Transactions: Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. Dollar roll transactions consist of the sale by the Fund of mortgage-backed or other asset-backed securities, with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The Funds are paid a fee as consideration for entering into a commitment to purchase the securities. This fee accrues as income over the duration of the dollar roll contract. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund in addition to the proceeds of a dollar roll sale may not exceed transaction costs.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Amortization of discounts and premiums on stripped mortgage-backed securities, zero-coupon bonds, original issue discount bonds and step-up bonds is accounted for using the effective yield method. Dividend income is

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until the settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated repayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The fair market value of these securities is unusually volatile in response to changes in interest rates.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which earned unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon their relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust and the Company each have, on behalf of its Funds, entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee, at the annual rates of 0.60% of the average daily net assets of Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations Strategic Fixed Income Fund and Nations Diversified Income Fund; and 0.65% of the average daily net assets up to $100 million, 0.55% of the average daily net assets between $100 million and $250 million, and 0.50% of the average daily net assets exceeding $250 million for Nations Government Securities Fund.

The Trust and the Company each have entered into sub-advisory agreements ("Sub-Advisory Agreements") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of these Sub-Advisory Agreements, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Fund at the annual rate of 0.15% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company pursuant to separate administration agreements ("Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company pursuant to separate co-administration agreements ("Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust and the Company and the investment portfolios of Nations Fund Portfolios, Inc. (another registered open-end investment company which is a part of the Nations Fund Family) on a combined basis. NationsBank serves as the sub-administrator

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

of the Trust and the Company pursuant to a sub-administration agreement ("Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1996, Stephens earned $558,004 from the Funds for its administration services of which $93,954 was paid to NationsBank for it sub-administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended September 30, 1996, the investment adviser voluntarily waived fees as follows:

                                                                                 FEES WAIVED BY
                                                                                    ADVISER
                                                                                 -------------
          Nations Short-Term Income Fund.......................................     $299,247
          Nations Short-Intermediate Government Fund...........................      477,066
          Nations Strategic Fixed Income Fund..................................      446,615
          Nations Government Securities Fund...................................       79,293
          Nations Diversified Income Fund......................................       96,497

NationsBank of Texas, N.A. ("NationsBank of Texas"), acts as the custodian for the Funds and, for the six months ended September 30, 1996, earned $150,573 for providing such services. First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary A Shares and Primary B Shares of the Funds and, for the six months ended September 30, 1996, earned approximately $14,483 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 1996, the Funds were informed that the distributor received $286,548 in contingent deferred sales charges from Investor A, Investor C and Investor N Shares of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank.

No officer, director or employee of NBAI, TradeStreet, Stephens, First Data, or any affiliate thereof, receives any compensation from the Trust or the Company for serving as a trustee, director or officer of the Trust or the Company ("Trustee or Director"). The Trust and the Company pay each Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in a non-qualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, another fund of the Company. The expense for the deferred compensation plan is included in the "Trustees'/Directors' Fees and Expenses" line of the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust and the Company each have adopted shareholder administration plans (each an "Administration Plan") for Primary B Shares of each Fund; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor A Shares of Nations Short-Term Income Fund, Investor C Shares and Investor N Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor C Shares and Investor N Shares of each Fund. The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate
(i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor A Shares of Nations Short-Term Income Fund, Investor C Shares and Investor N Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares or Investor N Shares, respectively. Payments under the

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

plans are accrued daily and paid monthly at a rate set from time to time by the Funds. Fees paid pursuant to the plans are charged as expenses of each Fund as accrued by Primary B Shares, Investor A Shares, Investor C Shares and Investor N Shares, respectively.

For the six months ended September 30, 1996, the effective rates paid by the Funds, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                                PRIMARY B                    INVESTOR C    INVESTOR C    INVESTOR N    INVESTOR N
                                              ADMINISTRATION   INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                   FUND                            PLAN           PLAN          PLAN          PLAN          PLAN          PLAN
------------------------------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund...............      0.35%          0.20%         0.10%         0.25%         0.10%         0.25%
Nations Short-Intermediate Government Fund...      0.35%       0.20%         0.25%         0.25%         0.35%         0.25%
Nations Strategic Fixed Income Fund..........      0.50%          0.20%         0.25%         0.25%         0.40%         0.25%
Nations Government Securities Fund...........      0.50%          0.25%         0.25%         0.25%         0.40%         0.25%
Nations Diversified Income Fund..............      0.50%          0.25%         0.25%         0.25%         0.50%         0.25%

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended September 30, 1996 was as follows:

                                                                        PURCHASES          SALES
                                                                       -----------------------------
     Nations Short-Term Income Fund..................................  $ 97,207,980     $ 74,716,258
     Nations Strategic Fixed Income Fund.............................   341,752,425      189,334,159
     Nations Diversified Income Fund.................................    55,565,473       56,724,459

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1996 was as follows:

                                                                       PURCHASES           SALES
                                                                     --------------------------------
     Nations Short-Term Income Fund................................  $   62,348,977    $   83,457,730
     Nations Short-Intermediate Government Fund....................   1,066,343,447     1,164,959,356
     Nations Strategic Fixed Income Fund...........................   1,620,335,102     1,655,034,758
     Nations Government Securities Fund............................     223,189,596       230,591,148
     Nations Diversified Income Fund...............................     266,103,073       229,898,522

At September 30, 1996, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes was as follows:

                                                                         TAX BASIS        TAX BASIS
                                                                         UNREALIZED       UNREALIZED
                                                                         APPRECIATION     DEPRECIATION
                                                                         ---------------------------
     Nations Short-Term Income Fund....................................  $  722,123       $  740,879
     Nations Short-Intermediate Government Fund........................   1,840,553        2,369,803
     Nations Strategic Fixed Income Fund...............................   4,423,871        4,746,587
     Nations Government Securities Fund................................     462,178        1,121,994
     Nations Diversified Income Fund...................................   1,268,517        1,733,120

5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK.

As of September 30, 1996, an unlimited number of shares without par value were authorized for the Trust and 270,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. All such costs for Nations Short-Intermediate Government Fund and Nations Government Securities Fund have been fully amortized.

7.  LINE OF CREDIT.

The Trust and the Company participate in a $25 million line of credit provided by Mellon Bank, N.A. ("Mellon Bank") under a line of credit agreement (the "Agreement") dated March 17, 1996. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowings is payable either at the higher of Mellon Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities which are parties to the Agreement are charged an aggregate commitment fee of 0.25% per annum on the amount of the line of credit. Each Fund shall be liable only for that portion of any commitment fee with respect to such Fund and shall not be liable for the portion of the commitment fee of any other fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness permitted pursuant to the Agreement.

At September 30, 1996, there were no loans outstanding under this Agreement. During the six months ended September 30, 1996, the following Funds borrowed under this Agreement:

                                         MAXIMUM       AVERAGE                    AVERAGE      INTEREST
                                         AMOUNT        AMOUNT        AVERAGE       DEBT          RATE        INTEREST
                 FUND                  OUTSTANDING   OUTSTANDING     SHARES      PER SHARE   HIGH     LOW    EXPENSE
--------------------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund........  $ 200,000      $ 1,093      20,394,500   $ 0.00(a)    6.00%   6.00%    $33
Nations Short-Intermediate Government
  Fund................................    500,000        2,732     118,379,263     0.00(a)    5.50    5.50      77

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six month period ended September 30, 1996.

8.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1996, the following Funds had available for Federal income tax purposes the following unused capital losses:

                                                                      LOSSES DEFERRED      LOSSES DEFERRED
                                  FUND                                EXPIRING IN 2002     EXPIRING IN 2003
     ------------------------------------------------------------------------------------------------------
     Nations Short-Term Income Fund.................................    $  6,266,621          $  650,652
     Nations Short-Intermediate Government Fund.....................      15,004,550                  --
     Nations Government Securities Fund.............................       2,565,227           6,633,456

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

9.  REORGANIZATION.

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                         SHARES          VALUE OF         TOTAL NET       TOTAL NET
                                                        ISSUED BY     SHARES ISSUED       ASSETS OF       ASSETS OF
                                        ACQUISITION     ACQUIRING      BY ACQUIRING       ACQUIRED        ACQUIRING
 ACQUIRING FUND      ACQUIRED FUND         DATE           FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------
Nations
Strategic Fixed     Peachtree Bond
Income Fund         Fund                   09/27/96     6,826,942      $ 67,043,140      $67,043,140     $941,860,947

                    TOTAL NET
                    ACQUIRING            FUND
                    FUND AFTER        UNREALIZED
 ACQUIRING FUND    ACQUISITION       APPRECIATION
--------------------------------------------------------------
Nations
Strategic Fixed
Income Fund       $1,008,904,087       $597,022

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund
                   Nations International Equity Fund
                   Nations Managed Index Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

For more complete information, including charges and expenses, please contact your investment representative or Nations Fund at (800) 982-2271 for a current prospectus. Please read the prospectus carefully before you invest or send money.

[NATIONS FUND LOGO]                                             BULK RATE
                                                            U.S. POSTAGE PAID
                                                                BOSTON, MA
                                                                PERMIT NO.
P.O. Box 34602                                                    54201
Charlotte, NC 28234-4602
Toll Free 1-800-982-2271

















SARS IN-97819-996